SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Post-Effective Amendment No.       21        (File No. 33-4174)     [x]
                                         ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.            23        (File No. 811-3500)              [x]
                               ---------

                        (Check appropriate box or boxes)

        IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15,
                               16, 17, 18 and 19
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                     IDS Life Insurance Company of New York
--------------------------------------------------------------------------------
                               (Name of Depositor)

20 Madison Avenue Extension, Albany, NY                                    12203
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code                 (612) 671-3678
--------------------------------------------------------------------------------

      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It  is proposed that this filing will become effective (check appropriate box)
   [ ]  immediately  upon  filing  pursuant to  paragraph  (b)
   [X]  on April 30, 2004 pursuant to  paragraph  (b)
   [ ]  60 days after  filing  pursuant to paragraph (a)(1)
   [ ]  on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:
   [ ] this post-effective amendment designates a new effective date for previously filed post-effective amendment.

PROSPECTUS


APRIL 30, 2004


IDS LIFE OF NEW YORK

FLEXIBLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY:   IDS LIFE INSURANCE COMPANY OF NEW YORK (IDS LIFE OF NEW YORK)
             20 Madison Avenue Extension
             Albany, NY 12203
             Telephone: (800) 541-2251
             americanexpress.com

             IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15,
             16, 17, 18 AND 19

NEW FLEXIBLE ANNUITY CONTRACTS ARE NOT CURRENTLY BEING OFFERED.

This prospectus contains information that you should know before investing. Prospectuses are also available for:

   -  American Express(R) Variable Portfolio Funds


   -  AllianceBernstein Variable Products Series Fund Inc.


   -  Wells Fargo Variable Trust Funds

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting IDS Life of New York at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees.

IDS Life of New York has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


IDS Life of New York and its affiliated insurance companies offer several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


               IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS



KEY TERMS                                                                      3
THE CONTRACT IN BRIEF                                                          4
EXPENSE SUMMARY                                                                5
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                    8

FINANCIAL STATEMENTS                                                           9

THE VARIABLE ACCOUNTS AND THE FUNDS                                           10
THE FIXED ACCOUNT                                                             13
BUYING YOUR CONTRACT                                                          13
CHARGES                                                                       14
VALUING YOUR INVESTMENT                                                       16
MAKING THE MOST OF YOUR CONTRACT                                              17
SURRENDERS                                                                    20
TSA -- SPECIAL SURRENDER PROVISIONS                                           21
CHANGING OWNERSHIP                                                            21
BENEFITS IN CASE OF DEATH                                                     21
THE ANNUITY PAYOUT PERIOD                                                     22
TAXES                                                                         24
VOTING RIGHTS                                                                 27
ABOUT THE SERVICE PROVIDERS                                                   27
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                  29


               IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each variable account before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The assumed investment rate we use is 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.


CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).


CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into variable accounts investing in shares of any or all of these funds.

IDS LIFE OF NEW YORK: In this prospectus, "we," "us," "our" and "IDS Life of New York" refer to IDS Life Insurance Company of New York.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-   Roth IRAs under Section 408A of the Code

-   Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-   Plans under Section 401(k) of the Code

-   Custodial and trusteed plans under Section 401(a) of the Code

-   Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

-   Plans under Section 457 of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.


VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each variable account on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


VARIABLE ACCOUNTS: Separate accounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each variable account changes with the performance of the particular fund.

               IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or variable accounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value.


TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use the contract to fund a retirement plan that is tax deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But a qualified annuity has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our home office within the time stated on the first page of your contract and receive a full refund of your purchase payments.


ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the variable accounts, each of which invests in a fund with a particular investment objective. The value of each variable account varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the variable accounts. (p. 10)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 13)

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments to your contract. (p. 13)

PURCHASE PAYMENTS:

MINIMUM ALLOWABLE PURCHASE PAYMENTS

    If paying by installments under a scheduled payment plan:
      $50 per month
      $23.08 biweekly

    If paying by any other method:
      $50


MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS

      $50,000


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin, and once per contract year among the variable accounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 17)

SURRENDERS: You may surrender all or part of your contract value at any time before the retirement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 20)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 21)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 21)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each variable account and the fixed account. During the annuity payout period, you cannot be invested in more than five variable accounts at any one time unless we agree otherwise. (p. 22)

TAXES: Generally, your contract grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax-free, if you meet certain distribution requirements. (p. 24)

LIMITATIONS ON USE OF CONTRACT: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

               IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE
(Contingent deferred sales load as a percentage of new purchase payments surrendered)

               YEARS FROM PURCHASE PAYMENT RECEIPT   SURRENDER CHARGE PERCENTAGE
                              1                                  7%
                              2                                  7
                              3                                  7
                              4                                  7
                              5                                  7
                              6                                  7
                              Thereafter                         0


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.05% since the assumed investment rate is 3.5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" p. 15 and "The Annuity Payout Period -- Annuity Payout Plans" p. 23.)

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                               $ 24

(We will waive this charge when your contract value is $25,000 or more on the current contract anniversary.)

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value)

MORTALITY AND EXPENSE RISK FEE                                                         1%


               IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS
(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                   MINIMUM    MAXIMUM
Total expenses before fee waivers and/or expense reimbursements     .70%       1.25%


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                   GROSS TOTAL
                                                                   MANAGEMENT   12b-1    OTHER        ANNUAL
                                                                      FEES      FEES    EXPENSES     EXPENSES
AXP(R) Variable Portfolio
     Capital Resource Fund                                            .64%       .13%     .08%       .85%(1)
     Cash Management Fund                                             .51        .13      .06        .70(1)
     Diversified Bond Fund                                            .60        .13      .08        .81(1)
     Diversified Equity Income Fund                                   .53        .13      .10        .76(1)
     Equity Select Fund                                               .68        .13      .25       1.06(1)
     Global Bond Fund                                                 .84        .13      .12       1.09(1)
     Growth Fund                                                      .65        .13      .21        .99(1)
     High Yield Bond Fund                                             .62        .13      .08        .83(1)
     International Fund                                               .84        .13      .09       1.06(1)
     Managed Fund                                                     .61        .13      .06        .80(1)
     NEW DIMENSIONS FUND(R)                                           .62        .13      .07        .82(1)
     Strategy Aggressive Fund                                         .61        .13      .09        .83(1)
AllianceBernstein Variable Products Series Fund, Inc.
     AllianceBernstein VP Growth and Income Portfolio (Class B)       .63        .25      .03        .91(2)
Wells Fargo VT
     Small Cap Growth Fund                                            .75        .25      .25       1.25(3)



We or an affiliate may receive all or part of the 12b-1 fees charged by a fund at the rate disclosed in the table above, and in the fund's prospectus, for distribution services we or an affiliate provide. We may also receive compensation from an adviser, distributor or other affiliate of a fund for administrative services we or an affiliate provide. The rate of compensation we receive from a fund for these services may be based on fund assets attributable to the contracts and to other variable insurance products that we and our affiliates issue. Depending on the amount of average daily net assets invested in the fund, the amounts paid may be significant.

(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2003.
(2) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2003.
(3) Other expenses have been adjusted as necessary from amounts incurred during the Funds' most recent fiscal year to reflect current fees and expenses. Other expenses may include expenses payable to affiliates of Wells Fargo & Company. The adviser has committed through April 30, 2005 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements "Gross total annual expenses" would be 1.20% for Wells Fargo VT Small Cap Growth Fund.


               IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. This example assumes the maximum fees and expenses of any of the funds for the last fiscal year. Although your actual costs may be higher or lower, based on this assumption, your costs would be:



                                                                                    IF YOU DO NOT SURRENDER YOUR CONTRACT
                                          IF YOU SURRENDER YOUR CONTRACT           OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                      AT THE END OF THE APPLICABLE TIME PERIOD:    AT THE END OF THE APPLICABLE TIME PERIOD:
                                     1 YEAR    3 YEARS      5 YEARS    10 YEARS    1 YEAR   3 YEARS    5 YEARS     10 YEARS
                                    $ 938.42  $ 1,434.12  $ 1,956.09  $ 2,685.30  $ 238.42  $ 734.12  $ 1,256.09  $  2,685.30



MINIMUM EXPENSES. This example assumes the minimum fees and expenses of any of the funds for the last fiscal year. Although your actual costs maybe higher or lower, based on this assumption, your costs would be:



                                                                                    IF YOU DO NOT SURRENDER YOUR CONTRACT
                                          IF YOU SURRENDER YOUR CONTRACT           OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                      AT THE END OF THE APPLICABLE TIME PERIOD:    AT THE END OF THE APPLICABLE TIME PERIOD:
                                     1 YEAR    3 YEARS      5 YEARS    10 YEARS    1 YEAR   3 YEARS    5 YEARS     10 YEARS
                                    $ 882.04  $ 1,263.67  $ 1,669.95  $ 2,104.23  $ 182.04  $ 563.67  $   969.95  $  2,104.23



* In this example, the $24 contract administrative charge is approximated as a .076% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to the contract by the total average net assets that are attributable to the contract.

               IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)


The following tables give per-unit information about the financial history of each variable account. The date in which operations commenced in each subaccount is noted in parentheses.

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                 2003         2002         2001         2000         1999         1998
----------------------------------------------------------------------------------------------------------------------------
ACCOUNT 4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND) (10/25/1982)
Accumulation unit value at beginning of period   $     4.40   $     5.69   $     7.02   $     8.60   $     7.02   $     5.71
Accumulation unit value at end of period         $     5.62   $     4.40   $     5.69   $     7.02   $     8.60   $     7.02
Number of accumulation units outstanding
at end of period (000 omitted)                       15,977       18,385       24,285       28,855       33,850       37,947

ACCOUNT 6 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND*) (10/25/1982)
Accumulation unit value at beginning of period   $     2.53   $     2.52   $     2.46   $     2.34   $     2.26   $     2.17
Accumulation unit value at end of period         $     2.51   $     2.53   $     2.52   $     2.46   $     2.34   $     2.26
Number of accumulation units outstanding
at end of period (000 omitted)                        3,253        5,438        6,508        4,607        5,999        6,515

*THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR AXP VARIABLE PORTFOLIO - CASH
MANAGEMENT FUND AS OF DEC. 31, 2003 WERE (0.64%) AND (0.64%), RESPECTIVELY.

ACCOUNT 5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (10/25/1982)
Accumulation unit value at beginning of period   $     4.72   $     4.52   $     4.24   $     4.06   $     4.03   $     4.01
Accumulation unit value at end of period         $     4.88   $     4.72   $     4.52   $     4.24   $     4.06   $     4.03
Number of accumulation units outstanding
at end of period (000 omitted)                        9,811       12,733       13,011       13,342       16,987       20,262

ACCOUNT 15 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (6/1/2001)
Accumulation unit value at beginning of period   $     0.76   $     0.95   $     1.00           --           --           --
Accumulation unit value at end of period         $     1.06   $     0.76   $     0.95           --           --           --
Number of accumulation units outstanding
at end of period (000 omitted)                       10,316        9,189        4,963           --           --           --

ACCOUNT 17 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND) (6/1/2001)
Accumulation unit value at beginning of period   $     0.84   $     0.99   $     1.00           --           --           --
Accumulation unit value at end of period         $     1.02   $     0.84   $     0.99           --           --           --
Number of accumulation units outstanding
at end of period (000 omitted)                        7,166        5,143        1,646           --           --           --

ACCOUNT 12 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND) (5/1/1996)
Accumulation unit value at beginning of period   $     1.30   $     1.14   $     1.14   $     1.12   $     1.18   $     1.10
Accumulation unit value at end of period         $     1.46   $     1.30   $     1.14   $     1.14   $     1.12   $     1.18
Number of accumulation units outstanding
at end of period (000 omitted)                        3,982        4,993        4,016        4,548        5,735        6,220

ACCOUNT 16 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND) (6/1/2001)
Accumulation unit value at beginning of period   $     0.59   $     0.80   $     1.00           --           --           --
Accumulation unit value at end of period         $     0.71   $     0.59   $     0.80           --           --           --
Number of accumulation units outstanding
at end of period (000 omitted)                        1,844          823           95           --           --           --

ACCOUNT 13 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND) (5/1/1996)
Accumulation unit value at beginning of period   $     1.01   $     1.10   $     1.05   $     1.17   $     1.12   $     1.18
Accumulation unit value at end of period         $     1.26   $     1.01   $     1.10   $     1.05   $     1.17   $     1.12
Number of accumulation units outstanding
at end of period (000 omitted)                       11,318       11,031       13,221       14,688       17,003       17,820

ACCOUNT 10 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND) (1/13/1992)
Accumulation unit value at beginning of period   $     1.07   $     1.32   $     1.87   $     2.51   $     1.74   $     1.52
Accumulation unit value at end of period         $     1.35   $     1.07   $     1.32   $     1.87   $     2.51   $     1.74
Number of accumulation units outstanding
at end of period (000 omitted)                       28,525       33,577       44,105       53,666       59,132       67,198

ACCOUNT 9 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND) (4/30/1986)
Accumulation unit value at beginning of period   $     3.38   $     3.92   $     4.43   $     4.58   $     4.03   $     3.51
Accumulation unit value at end of period         $     4.02   $     3.38   $     3.92   $     4.43   $     4.58   $     4.03
Number of accumulation units outstanding
at end of period (000 omitted)                       29,626       34,687       44,073       50,700       59,965       67,428

YEAR ENDED DEC. 31,                                 1997         1996         1995         1994
--------------------------------------------------------------------------------------------------
ACCOUNT 4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND) (10/25/1982)
Accumulation unit value at beginning of period   $     4.64   $     4.35   $     3.43   $     3.43
Accumulation unit value at end of period         $     5.71   $     4.64   $     4.35   $     3.43
Number of accumulation units outstanding
at end of period (000 omitted)                       41,666       47,283       44,849       38,283

ACCOUNT 6 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND*) (10/25/1982)
Accumulation unit value at beginning of period   $     2.07   $     1.99   $     1.91   $     1.86
Accumulation unit value at end of period         $     2.17   $     2.07   $     1.99   $     1.91
Number of accumulation units outstanding
at end of period (000 omitted)                        4,651        5,927        5,445        3,794

*THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR AXP VARIABLE PORTFOLIO - CASH
MANAGEMENT FUND AS OF DEC. 31, 2003 WERE (0.64%) AND (0.64%), RESPECTIVELY.

ACCOUNT 5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (10/25/1982)
Accumulation unit value at beginning of period   $     3.73   $     3.53   $     2.91   $     3.06
Accumulation unit value at end of period         $     4.01   $     3.73   $     3.53   $     2.91
Number of accumulation units outstanding
at end of period (000 omitted)                       21,882       24,424       23,903       21,936

ACCOUNT 15 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
  (6/1/2001)
Accumulation unit value at beginning of period           --           --           --           --
Accumulation unit value at end of period                 --           --           --           --
Number of accumulation units outstanding
at end of period (000 omitted)                           --           --           --           --

ACCOUNT 17 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND) (6/1/2001)
Accumulation unit value at beginning of period           --           --           --           --
Accumulation unit value at end of period                 --           --           --           --
Number of accumulation units outstanding
at end of period (000 omitted)                           --           --           --           --

ACCOUNT 12 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND) (5/1/1996)
Accumulation unit value at beginning of period   $     1.07   $     1.00           --           --
Accumulation unit value at end of period         $     1.10   $     1.07           --           --
Number of accumulation units outstanding
at end of period (000 omitted)                        5,578        2,311           --           --

ACCOUNT 16 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND) (6/1/2001)
Accumulation unit value at beginning of period           --           --           --           --
Accumulation unit value at end of period                 --           --           --           --
Number of accumulation units outstanding
at end of period (000 omitted)                           --           --           --           --

ACCOUNT 13 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND) (5/1/1996)
Accumulation unit value at beginning of period   $     1.05   $     1.00           --           --
Accumulation unit value at end of period         $     1.18   $     1.05           --           --
Number of accumulation units outstanding
at end of period (000 omitted)                       12,894        4,671           --           --

ACCOUNT 10 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND) (1/13/1992)
Accumulation unit value at beginning of period   $     1.50   $     1.38   $     1.25   $     1.29
Accumulation unit value at end of period         $     1.52   $     1.50   $     1.38   $     1.25
Number of accumulation units outstanding
at end of period (000 omitted)                       75,831       77,830       63,576       51,480

ACCOUNT 9 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND) (4/30/1986)
Accumulation unit value at beginning of period   $     2.96   $     2.57   $     2.09   $     2.21
Accumulation unit value at end of period         $     3.51   $     2.96   $     2.57   $     2.09
Number of accumulation units outstanding
at end of period (000 omitted)                       73,557       75,219       72,999       66,800


               IDS LIFE OF NEW YORK FLEXIBLE ANNUITY-- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                 2003         2002         2001         2000         1999         1998
----------------------------------------------------------------------------------------------------------------------------
ACCOUNT 14 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (5/1/1996)
Accumulation unit value at beginning of period   $     1.31   $     1.69   $     2.05   $     2.27   $     1.74   $     1.37
Accumulation unit value at end of period         $     1.61   $     1.31   $     1.69   $     2.05   $     2.27   $     1.74
Number of accumulation units outstanding
at end of period (000 omitted)                       51,477       60,828       79,769       87,213       88,673       75,581

ACCOUNT 11 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND) (1/13/1992)
Accumulation unit value at beginning of period   $     1.16   $     1.72   $     2.59   $     3.24   $     1.91   $     1.88
Accumulation unit value at end of period         $     1.48   $     1.16   $     1.72   $     2.59   $     3.24   $     1.91
Number of accumulation units outstanding
at end of period (000 omitted)                       30,038       35,545       48,699       56,989       61,638       73,610

ACCOUNT 18 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)) (6/1/2001)
Accumulation unit value at beginning of period   $     0.71   $     0.92   $     1.00           --           --           --
Accumulation unit value at end of period         $     0.93   $     0.71   $     0.92           --           --           --
Number of accumulation units outstanding
at end of period (000 omitted)                        8,171        7,308        4,394           --           --           --

ACCOUNT 19 (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND) (6/1/2001)
Accumulation unit value at beginning of period   $     0.57   $     0.94   $     1.00           --           --           --
Accumulation unit value at end of period         $     0.81   $     0.57   $     0.94           --           --           --
Number of accumulation units outstanding
at end of period (000 omitted)                        6,807        4,352        1,279           --           --           --

YEAR ENDED DEC. 31,                                 1997         1996         1995         1994
--------------------------------------------------------------------------------------------------
ACCOUNT 14 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (5/1/1996)
Accumulation unit value at beginning of period   $     1.11   $     1.00           --           --
Accumulation unit value at end of period         $     1.37   $     1.11           --           --
Number of accumulation units outstanding
at end of period (000 omitted)                       64,613       27,817           --           --

ACCOUNT 11 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND) (1/13/1992)
Accumulation unit value at beginning of period   $     1.69   $     1.47   $     1.12   $     1.21
Accumulation unit value at end of period         $     1.88   $     1.69   $     1.47   $     1.12
Number of accumulation units outstanding
at end of period (000 omitted)                       79,813       77,673       62,233       45,347

ACCOUNT 18 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO
  (CLASS B)) (6/1/2001)
Accumulation unit value at beginning of period           --           --           --           --
Accumulation unit value at end of period                 --           --           --           --
Number of accumulation units outstanding
at end of period (000 omitted)                           --           --           --           --

ACCOUNT 19 (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND) (6/1/2001)
Accumulation unit value at beginning of period           --           --           --           --
Accumulation unit value at end of period                 --           --           --           --
Number of accumulation units outstanding
at end of period (000 omitted)                           --           --           --           --



FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the variable accounts in the SAI.

               IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNTS AND THE FUNDS

VARIABLE ACCOUNTS: All variable accounts were established under New York law and are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life of New York.

Each variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each variable account only to that variable account. State insurance law prohibits us from charging a variable account with liabilities of any other variable account or of our general business. Each variable account's net assets are held in relation to the contracts described in this prospectus as well as other contracts that we issue that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (separate accounts) may be offered by an insurance company and how many exchanges among those separate accounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the separate account assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: A fund underlying your contract in which a variable account invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

We select the underlying funds in which the variable accounts invest. In doing so, we may consider various objective and subjective factors. These factors include financial and distribution considerations that benefit us.

Purchase payments and contract values invested in the AXP(R) Variable Portfolio Funds generally are more profitable for us and our affiliates. We or one of our affiliates may receive compensation from the funds including but not limited to 12b-1 fees (see "Expense Summary -- Annual Operating Expenses of the Funds").

A broker dealer affiliate of ours may distribute publicly-traded retail mutual funds that are managed by the same investment manager or adviser as one or more of the underlying funds. Similarly, the same unaffiliated investment manager or adviser may subadvise both publicly-traded retail mutual funds sponsored by one of our affiliates as well as certain portfolios of the AXP(R) Variable Portfolio Funds, which may or may not be available under your contract.

Some of these arrangements or relationships may also influence recommendations your sales representative makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a particular variable account .

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

               IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

You may allocate payments and transfers to any or all of the variable accounts that invest in shares of the following funds.



FUND NAME                                     INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
--------------------------------------------  ------------------------------------------  -------------------------------------
AXP(R) Variable Portfolio - Capital           Capital appreciation. Invests primarily     American Express Financial
Resource Fund                                 in U.S. common stocks of companies with     Corporation AEFC)
                                              market capitalization of at least $5
                                              billion.

AXP(R) Variable Portfolio -                   Maximum current income consistent           AEFC
Cash Management Fund                          with liquidity and stability of principal.
                                              Invests primarily in money market
                                              instruments, such as marketable debt
                                              obligations issued by the U.S.
                                              government or its agencies, bank
                                              certificates of deposit, bankers'
                                              acceptances, letters of credit, and
                                              commercial paper, including
                                              asset-backed commercial paper.

AXP(R) Variable Portfolio - Diversified       High level of current income while          AEFC
Bond Fund                                     attempting to conserve the value of the
                                              investment and continuing a high
                                              level of income for the longest
                                              period of time. Under normal market
                                              conditions, the Fund invests at
                                              least 80% of its net assets in bonds
                                              and other debt obligations.

AXP(R) Variable Portfolio - Diversified       High level of current income and, as a      AEFC
Equity Income Fund                            secondary goal, steady growth of
                                              capital. Under normal market
                                              conditions, the Fund invests at
                                              least 80% of its net assets in
                                              dividend-paying common and preferred
                                              stocks.

AXP(R) Variable Portfolio - Equity Select     Growth of capital. Under normal market      AEFC
Fund                                          conditions, the Fund invests at least
                                              80% of its net assets in equity
                                              securities of medium-sized companies.

AXP(R) Variable Portfolio - Global Bond Fund  High total return through income and        AEFC
                                              growth of capital. Non-diversified
                                              mutual fund that invests primarily in
                                              debt obligations of U.S. and foreign
                                              issuers. Under normal market
                                              conditions, the Fund invests at least
                                              80% of its net assets in
                                              investment-grade corporate or
                                              government debt obligations including
                                              money market instruments of issuers
                                              located in at least three different
                                              countries.

AXP(R) Variable Portfolio - Growth Fund       Long-term capital growth. Invests           AEFC
                                              primarily in common stocks that appear
                                              to offer growth opportunities.

AXP(R) Variable Portfolio - High Yield Bond   High current income, with capital           AEFC
Fund                                          growth as a secondary objective. Under
                                              normal market conditions, the Fund
                                              invests at least 80% of its net assets
                                              in high-yielding,  high-risk corporate
                                              bonds (junk bonds) issued by U.S. and
                                              foreign companies and governments.

AXP(R) Variable Portfolio - International     Capital appreciation. Invests primarily     AEFC, adviser; American Express Asset
Fund                                          in equity securities of foreign issuers     Management International, Inc., a
                                              that offer strong growth potential.         wholly-owned subsidiary of  AEFC,
                                                                                          subadviser.


               IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

FUND NAME                                     INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
--------------------------------------------  ------------------------------------------  -------------------------------------
AXP(R) Variable Portfolio - Managed Fund      Maximum total investment return through     AEFC
                                              a combination of capital growth and
                                              current income. Invests primarily in a
                                              combination of common and preferred
                                              stocks, bonds and other debt securities.

AXP(R) Variable Portfolio - NEW DIMENSIONS    Long-term growth of capital. Invests        AEFC
FUND(R)                                       primarily in common stocks showing
                                              potential for significant growth.

AXP(R) Variable Portfolio - Strategy          Capital appreciation. Under normal          AEFC
Aggressive Fund                               market conditions, at least 65% of the
                                              Fund's total assets are invested in
                                              equity securities.

AllianceBernstein VP Growth and Income        Reasonable current income and               Alliance Capital Management L.P.
Portfolio (Class B)                           reasonable appreciation. Invests
                                              primarily in dividend-paying common
                                              stocks of good quality.

Wells Fargo VT Small Cap Growth Fund          Long-term capital appreciation. Focus is    Wells Fargo Funds Management, LLC,
                                              on companies believed to have               adviser; Wells Capital Management
                                              above-average growth potential or that      Incorporated, subadviser.
                                              may be involved in new or innovative
                                              products, services and processes.
                                              Invests principally in securities of
                                              companies with market capitalizations
                                              that are equal to or lower than the
                                              company with the largest market
                                              capitalization in the Russell 2000
                                              Index, which is considered a small
                                              capitalization index that is expected to
                                              change frequently.


               IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

THE FIXED ACCOUNT


You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy.


We applied your initial purchase payment within two business days after we received it at our home office. However, we will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the variable accounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the variable accounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


THE RETIREMENT DATE


Annuity payouts are scheduled to begin on the retirement date. When we processed your application, we established the retirement date to the maximum age or date described below or you selected a date within the maximum limits. You can change the date, provided you send us written instructions at least 30 days before annuity payouts begin. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions.


FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the retirement date must be:

-   no earlier than the 60th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or before the tenth contract anniversary, if purchased after age 75.


FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAs, to comply with IRS regulations, the retirement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or


- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).


If you satisfy your required minimum distributions by some other IRS approved method, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary.


BENEFICIARY

If death benefits become payable before the retirement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)



               IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

PURCHASE PAYMENTS
MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)
    If paying by installments under a scheduled payment plan:
      $50 per month
      $23.08 biweekly

    If paying by any other method:
      $50

(1) If you do not make any purchase payments for 36 months and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS(2)
      $50,000

(2) These limits apply in total to all IDS Life of New York annuities you own. We reserve the right to increase maximum limits or reduce age limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

Send your check along with your name and contract number to:


IDS LIFE INSURANCE COMPANY OF NEW YORK
70200 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SCHEDULED PAYMENT PLAN

We can help you set up:


- an automatic payroll deduction, salary reduction or other group billing arrangement; or

-   a bank authorization.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $6 from the contract value at the end of each contract quarter (each three-month period measured from the effective date of your contract). This equates to an annual charge of $24. We prorate this charge among the variable accounts and the fixed account in the same proportion your interest in each account bears to your total contract value. If you surrender your contract, we will deduct the quarterly charge at the time of surrender. We cannot increase the quarterly contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to your variable accounts. The unit values of your variable accounts reflect this fee and it totals 1% of the variable accounts' average daily net assets on an annual basis. This fee covers the mortality risk and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The variable accounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the variable accounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.



               IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

We may use any profits we realize from the variable accounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE

A surrender charge of 7% applies on each purchase payment you make. We may deduct this surrender charge if you request a surrender within six years of making that purchase payment. We calculate the surrender charge by drawing from your total contract value in the following order:


- First, we surrender any contract earnings (contract value minus all purchase payments received and not previously surrendered). We do not assess a surrender charge on this amount.

    NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular variable or fixed account.

- Next, if necessary, we surrender amounts representing purchase payments six contract years old or more and not previously surrendered. We do not assess a surrender charge on this amount.


- Finally, if necessary, we surrender amounts representing purchase payments up to six contract years old and not previously surrendered on a first-in, first-out (FIFO) basis. A surrender charge of 7% applies to any amount surrendered from these new purchase payments.


For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE

Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount actually deducted from your contract is $1,075.27. We determine this amount as follows:

         AMOUNT REQUESTED                OR           $1,000 = $1,075.27
    ---------------------------                       ------
      1.00 - SURRENDER CHARGE                          .93

By applying the 7% surrender charge to $1,075.27, the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge.


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.05% since the assumed investment rate is 3.5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.


WAIVER OF SURRENDER CHARGE

We do not assess surrender charges for:

- amounts surrendered after the later of the annuitant attaining age 65 or the tenth contract anniversary;


- contracts settled using an annuity payout plan, unless Annuity Payout Plan E is later surrendered; and


-   death benefits.

OTHER INFORMATION ON CHARGES: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under 59 1/2 (waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

               IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

-   plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

-   minus any prorated portion of the contract administrative charge.

VARIABLE ACCOUNTS

We convert amounts you allocated to the variable accounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the variable accounts, we credit a certain number of accumulation units to your contract for that account. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a variable account or we assess a contract administrative charge or a surrender charge.

The accumulation units are the true measure of investment value in each account during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the account invests.

The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular account we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each variable account equals the last value times the account's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-   dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a variable account.

FACTORS THAT AFFECT VARIABLE ACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-   additional purchase payments you allocate to the variable accounts;

-   transfers into or out of the variable accounts;

-   partial surrenders;

-   surrender charges; and/or


-   deduction of a prorated portion of the contract administrative charge.


Accumulation unit values will fluctuate due to:

-   changes in funds' net asset value;

-   dividends distributed to the variable accounts;

-   capital gains or losses of funds;


-   fund operating expenses; and/or

-   mortality and expense risk fees.


               IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might have a set amount transferred monthly from a relatively conservative variable account to a more aggressive one, or to several others, or from the fixed account to one or more variable accounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                     NUMBER
                                                                 AMOUNT         ACCUMULATION        OF UNITS
                                                  MONTH         INVESTED         UNIT VALUE         PURCHASED
By investing an  equal number
of dollars each month...                          Jan            $ 100              $ 20              5.00

                                                  Feb              100                18              5.56

you automatically buy                             Mar              100                17              5.88
more units when the
per unit market price is low...    ----->         Apr              100                15              6.67

                                                  May              100                16              6.25

                                                  Jun              100                18              5.56

                                                  Jul              100                17              5.88

and fewer units                                   Aug              100                19              5.26
when the per unit
market price is high.              ----->         Sept             100                21              4.76

                                                  Oct              100                20              5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.


Dollar-cost averaging does not guarantee that any variable account will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one variable account, or the fixed account, to another account before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

WE SEEK TO PREVENT MARKET TIMING. DO NOT INVEST IN THE CONTRACT IF YOU ARE A MARKET TIMER. MARKET TIMING IS A PRACTICE OF TRANSFERRING ASSETS AMONG VARIABLE ACCOUNTS IN AN EFFORT TO TAKE ADVANTAGE OF SHORT-TERM MARKET MOVEMENTS OR PRICE FLUCTUATIONS. MARKET TIMING CAN IMPACT THE PERFORMANCE OF THE FUNDS AND HARM CONTRACT OWNERS.

Because we try to distinguish market timing from transfers we believe are not harmful to the funds or contract owners, such as dollar cost averaging, there is no set number of transfers you can make without being identified as a market timer. Accounts under common control, including multiple contracts you may own, may be counted together for these purposes.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify or restrict your transfer privileges to the extent permitted by applicable law. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted in writing only by first-class U.S. mail;

-   not accepting telephone or electronic transfer requests; or

-   not accepting transfer requests of an agent acting under power of attorney.

Subject to state law and the terms of each contract, we intend to apply the policy described above to all contract owners. We will notify you in writing of our decision to impose any modification or restriction of your transfers.

               IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

In addition, each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing. You should read the prospectuses for the funds for more details.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because the variable account may invest in the funds on an omnibus basis, the funds may not be able to detect and deter market timing activity. In addition, state law and the terms of your contract may prevent us from stopping certain market timing activity. Market timing activity that we are unable to restrict may impact the performance of the funds and harm contract owners.


For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES


- Before annuity payouts begin, you may transfer contract values between the variable accounts, or from the variable accounts to the fixed account. However, if you made a transfer from the fixed account to the variable accounts, you may not make a transfer from any variable account back to the fixed account until the next contract anniversary.


- You may transfer contract values from the fixed account to the variable accounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the variable accounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the variable accounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the variable accounts. During the annuity payout period, you cannot invest in more than five variable accounts at any one time unless we agree otherwise.

HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER


Send your name, contract number, Social Security Number or Taxpayer Identification Number (TIN)* and signed request for a transfer or surrender to:


Regular mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK

20 MADISON AVENUE EXTENSION
P.O. BOX 5144

ALBANY, NY 12205

Express mail:
IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT
Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders:   Contract value or entire account balance

* Failure to provide TIN may result in mandatory tax withholding on the taxable portion of the distribution.


               IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your sales representative can help you set up automated transfers among your variable accounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to the variable accounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automatic arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

MINIMUM AMOUNT

Transfers or surrenders:   $50


MAXIMUM AMOUNT
Transfers or surrenders:   None (except for automated transfers from the fixed \
                           account)

3 BY PHONE
Call between 8 a.m. and 6 p.m. (Monday-Thursday), 8 a.m. and 4:30 p.m. (Friday). All Eastern Times.
(800) 541-2251 (toll free)
(518) 869-8613

MINIMUM AMOUNT
Transfers or surrenders:   $250 or entire contract balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Surrenders:                $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders NOT be authorized from your account by writing to us.


               IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges and surrender charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all of your variable accounts and/or the fixed account in the same proportion as your value in each account correlates to the total contract value, unless requested otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

1 BY REGULAR OR EXPRESS MAIL

-   payable to you;

-   mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 BY WIRE

-   request that payment be wired to your bank;

-   bank account must be in the same ownership as your contract; and

-   pre-authorization required.


NOTE: We will charge you a fee if you request that payment be wired to your bank for surrender payments we send by wire. For instructions, please contact your sales representative.


Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

    -- the surrender amount includes a purchase payment check that has not cleared;

    --  the NYSE is closed, except for normal holiday and weekend closings;

    --  trading on the NYSE is restricted, according to SEC rules;

    -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

    -- the SEC permits us to delay payment for the protection of security holders.

               IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

TSA -- SPECIAL SURRENDER PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

    --  you are at least age 59 1/2;

    --  you are disabled as defined in the Code;

    --  you severed employment with the employer who purchased the contract; or

    --  the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract values within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan from your fixed account is described in detail in your contract. You may borrow from the contract value allocated to the fixed account.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If death occurs before the annuitant's 75th birthday, the beneficiary receives the greatest of:

-   contract value;

- contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary; or

-   purchase payments minus any surrenders.

If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the greater of:

-   contract value; or

- contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary.


IF YOU DIE BEFORE YOUR RETIREMENT DATE: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


               IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

NONQUALIFIED ANNUITIES: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.


If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:


- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:


    - the beneficiary asks us in writing within 60 days after we receive proof of death; and

    -   payouts begin no later than one year following the year of your death;
        and

    - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

THE ANNUITY PAYOUT PERIOD


As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date. During the annuity payout period, you cannot invest in more than five variable accounts at any one time unless we agree otherwise.


AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:
-   the annuity payout plan you select;

-   the annuitant's age and, in most cases, sex;

-   the annuity table in the contract; and

-   the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the variable accounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (Fixed payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."



               IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 3.5% rate of return, which is reinvested and helps to support future payouts.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will be 5.05% (see "Charges -- Surrender charge under Annuity Payout Plan E"). You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal (see "Taxes").


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan that complies with your contract and with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.


IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you have allocated to the fixed account will provide fixed dollar payouts and contract values that you have allocated among the variable accounts will provide variable annuity payouts.


IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

               IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or variable accounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income normally are taxable. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.

NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

ANNUITY PAYOUTS: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout "Plan A -- Life annuity -- no refund," where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

SURRENDERS: If you surrender part or all of your nonqualified contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or TIN, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or TIN, you can elect not to have this withholding occur.

The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-   because of your death;

-   because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

-   if it is allocable to an investment before Aug. 14, 1982.

               IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan or 457 plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless:

(1) the contract is an IRA to which you made non-deductible contributions; or

(2) you rolled after-tax dollars from a retirement plan into your IRA, or

(3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

SURRENDERS: Under a qualified annuity except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless:

(1) the contract is an IRA to which you made non-deductible contributions; or

(2) you rolled after-tax dollars from a retirement plan into your IRA, or

(3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

WITHHOLDING: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SEP, or Section 457 plan), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

-   the payout is a minimum distribution required under the Code;

-   the payout is made on account of an eligible hardship; or

-   the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

If you take a distribution from a contract offered under a Section 457 plan (deferred compensation plan of state and local governments and tax-exempt organizations), we compute withholding using payroll methods, depending upon the type of payment.

State withholding also may be imposed on taxable distributions.

               IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

PENALTIES: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-   because of your death;

-   because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if the distribution is made following severance from employment after you attain age 55 (TSAs and annuities funding 401(a) and 401(k) plans only);

-   if the payout is a 457 plan distribution; or

-   to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

COLLATERAL ASSIGNMENT: You may not collaterally assign or pledge a qualified annuity.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

IDS LIFE OF NEW YORK'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the variable accounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each variable account invests and becomes a part of that variable account's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the variable accounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


               IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

VOTING RIGHTS

As a contract owner with investments in the variable accounts you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes is determined by applying the percentage interest in each variable account to the total number of votes allowed to the account.

After annuity payouts begin, the number of votes is equal to:

-   the reserve held in each account for your contract, divided by

-   the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the annuity decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each account. We will send notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) is the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services.


ISSUER

IDS Life of New York issues the contracts. IDS Life of New York is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

IDS Life of New York is a stock life insurance company organized in 1972 under the laws of the State of New York and is located at 20 Madison Avenue Extension, Albany, New York 12203. IDS Life of New York conducts a conventional life insurance business in New York.


We are the sole distributor of the contract. We pay time-of-sale commissions of up to 7.75% of purchase payments on the contract as well as service/trail commissions of up to .50% based on annual total contract value for as long as the contract remains in effect. These commissions compensate our sales representative and field leadership for selling and servicing the contract and help pay for other distribution expenses. These commissions do not change depending on which variable accounts you choose to allocate your purchase payments. Ask your sales representative for further information about what he or she may receive in connection with your purchase of the contract.

From time to time and in accordance with applicable laws and regulations, sales representatives and field leaders are eligible for various benefits. These include cash benefits, such as bonuses and sales incentives, and non-cash benefits, such as conferences, seminars and trips (including travel, lodging and meals), entertainment, merchandise and other similar items. Sales of contracts may help sales representatives and/or their field leaders qualify for such benefits.

We intend to recoup a portion of the commissions and other distribution expenses we pay through certain fees and charges described in this prospectus including, for example, the mortality and expense risk charge and surrender charges. We also receive some of the 12b-1 distribution fees that you may pay in connection with certain funds to help us pay commissions and other distribution expenses.


               IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

LEGAL PROCEEDINGS


The SEC, the National Association of Securities Dealers, Inc. and several state attorneys general have brought proceedings challenging several mutual fund and variable product financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements, and inappropriate sales. We have received requests for information and have been contacted by regulatory authorities concerning our practices and are cooperating fully with these inquiries.

We and our affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of our respective business activities. We believe we have meritorious defenses to each of these actions and intend to defend them vigorously. We believe that we are not a party to, nor are any of our properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on our consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.


               IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts                                               p.   3
Rating Agencies                                                           p.   4
Principal Underwriter                                                     p.   4
Independent Auditors                                                      p.   4

Financial Statements

               IDS LIFE OF NEW YORK FLEXIBLE ANNUITY -- PROSPECTUS

[AMERICAN EXPRESS(R) LOGO]

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVE. EXTENSION
ALBANY, NY 12203
(800) 541-2251


S-6175 V (4/04)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR


                      IDS LIFE OF NEW YORK FLEXIBLE ANNUITY


            IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13,
                            14, 15, 16, 17, 18 AND 19


                                 APRIL 30, 2004


IDS Life of New York Accounts 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18 and
19 are separate accounts established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below.

IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251

TABLE OF CONTENTS

Calculating Annuity Payouts                                               p.   3
Rating Agencies                                                           p.   4
Principal Underwriter                                                     p.   4
Independent Auditors                                                      p.   4


Financial Statements

            IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13,
                            14, 15, 16, 17, 18 AND 19

CALCULATING ANNUITY PAYOUTS


THE VARIABLE ACCOUNTS

We do the following calculations separately for each of the variable accounts. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

-    determine the dollar value of your contract on the valuation date; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of each variable account to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your variable account is fixed. The value of units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-    the annuity unit value on the valuation date; by

-    the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each variable account. To calculate later values we multiply the last annuity value by the product of:

-    the net investment factor; and

-    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed investment rate built into the annuity table. With an assumed investment rate of 3.5%, the neutralizing factor is 0.999906 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable account.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.


The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.


            IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13,
                            14, 15, 16, 17, 18 AND 19

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the variable accounts. This information generally does not relate to the management or performance of the variable accounts.


For detailed information on the agency ratings given to IDS Life of New York, refer to the American Express Web site at (americanexpress.com/advisors) or contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                                         www.ambest.com
Fitch                                                       www.fitchratings.com
Moody's                                                 www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Our sales representatives are licensed insurance and annuity agents and are registered with the NASD as our representatives. AEFA is an affiliate of ours. Both AEFA and IDS Life of New York are ultimately controlled by American Express Company. The principal business address of AEFA is 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life of New York currently pays AEFA underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2003: $2,433,623; 2002: $1,983,108; and 2001: $3,177,060. AEFA retains no underwriting commission from the sale of the contract.


INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP, 220 South Sixth Street, Suite 1400, Minneapolis, MN 55402, independent auditors, as stated in their report appearing herein.

            IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13,
                            14, 15, 16, 17, 18 AND 19

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying individual statements of assets and liabilities of IDS Life of New York Accounts 4, 6, 5, 15, 17, 12, 16, 13, 10, 9, 14, 11, 18
and 19 as of December 31, 2003, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of IDS Life of New York Accounts 4, 6, 5, 15, 17, 12, 16, 13, 10, 9, 14, 11, 18 and 19 at December 31,
2003, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP


Minneapolis, Minnesota
March 19, 2004

            IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13,
                            14, 15, 16, 17, 18 AND 19

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   SEGREGATED ASSET ACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003                                                 4              6              5             15             17
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $113,902,420   $  8,270,206   $ 50,056,232   $  9,644,761   $  6,520,711
                                                            ------------------------------------------------------------------------
    at market value                                         $ 90,579,728   $  8,269,897   $ 48,124,177   $ 11,108,115   $  7,387,715
Dividends receivable                                                  --          3,356        154,966             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                   1,603            192             --            624            829
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  90,581,331      8,273,445     48,279,143     11,108,739      7,388,544
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                82,108          7,560         43,961          9,937          6,600
    Contract terminations                                             --             --         10,357             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 82,108          7,560         54,318          9,937          6,600
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     89,858,271      8,181,686     47,903,251     10,984,215      7,326,605
Net assets applicable to contracts in payment period             640,952         84,199        321,574        114,587         55,339
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 90,499,223   $  8,265,885   $ 48,224,825   $ 11,098,802   $  7,381,944
====================================================================================================================================
Accumulation units outstanding                                15,977,022      3,253,178      9,811,383     10,316,132      7,165,938
====================================================================================================================================
Net asset value per accumulation unit                       $       5.62   $       2.51   $       4.88   $       1.06   $       1.02
====================================================================================================================================

                                                                                   SEGREGATED ASSET ACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                    12             16             13             10              9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  5,487,695   $  1,197,681   $ 17,477,868   $ 59,166,045   $129,297,621
                                                            ------------------------------------------------------------------------
    at market value                                         $  5,880,431   $  1,306,362   $ 14,343,304   $ 39,024,473   $121,356,655
Dividends receivable                                                  --             --         93,856             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                       4            593             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   5,880,435      1,306,955     14,437,160     39,024,473    121,356,655
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                 5,376          1,158         13,187         35,334        109,888
    Contract terminations                                             --             --          4,519         29,281         23,591
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  5,376          1,158         17,706         64,615        133,479
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      5,806,803      1,301,634     14,218,880     38,634,494    119,211,549
Net assets applicable to contracts in payment period              68,256          4,163        200,574        325,364      2,011,627
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  5,875,059   $  1,305,797   $ 14,419,454   $ 38,959,858   $121,223,176
====================================================================================================================================
Accumulation units outstanding                                 3,982,033      1,844,374     11,318,115     28,524,562     29,625,814
====================================================================================================================================
Net asset value per accumulation unit                       $       1.46   $       0.71   $       1.26   $       1.35   $       4.02
====================================================================================================================================

See accompanying notes to financial statements.

            IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13,
                            14, 15, 16, 17, 18 AND 19

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                           SEGREGATED ASSET ACCOUNTS
                                                                           ---------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                                   14             11             18             19
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                                $ 78,769,013   $ 81,507,163   $  7,198,233   $  5,023,165
                                                                           ---------------------------------------------------------
    at market value                                                        $ 84,036,194   $ 44,924,817   $  7,733,423   $  5,571,579
Dividends receivable                                                                 --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                                     --             --            113            565
Receivable from mutual funds and portfolios
  for share redemptions                                                              --             --          6,975          5,018
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                 84,036,194     44,924,817      7,740,511      5,577,162
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                               76,081         40,806          6,975          5,018
    Contract terminations                                                        65,913         42,079             --             --
Payable to mutual funds and portfolios
  for investments purchased                                                          --             --            113            565
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                               141,994         82,885          7,088          5,583
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                    82,808,296     44,467,009      7,599,394      5,507,884
Net assets applicable to contracts in payment period                          1,085,904        374,923        134,029         63,695
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                           $ 83,894,200   $ 44,841,932   $  7,733,423   $  5,571,579
====================================================================================================================================
Accumulation units outstanding                                               51,476,984     30,037,848      8,170,865      6,807,345
====================================================================================================================================
Net asset value per accumulation unit                                      $       1.61   $       1.48   $       0.93   $       0.81
====================================================================================================================================

See accompanying notes to financial statements.

            IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13,
                            14, 15, 16, 17, 18 AND 19

STATEMENTS OF OPERATIONS

                                                                                   SEGREGATED ASSET ACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003                                      4              6              5             15             17
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    523,599   $     59,583   $  1,987,717   $    131,064   $         --
Variable account expenses                                       843,610        114,155        553,274         81,068         56,407
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (320,011)       (54,572)     1,434,443         49,996        (56,407)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                      12,757,420      8,511,408     15,825,161      1,114,628        633,007
    Cost of investments sold                                 18,978,511      8,511,766     16,491,643      1,251,419        618,110
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (6,221,091)          (358)      (666,482)      (136,791)        14,897
Net change in unrealized appreciation or
  depreciation of investments                                27,183,879            359      1,143,367      2,937,749      1,217,158
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               20,962,788              1        476,885      2,800,958      1,232,055
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ 20,642,777   $    (54,571)  $  1,911,328   $  2,850,954   $  1,175,648
===================================================================================================================================

                                                                                   SEGREGATED ASSET ACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                         12             16             13             10              9
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    473,071   $      1,747   $  1,025,793   $    318,057   $  2,633,104
Variable account expenses                                        66,000          8,376        134,010        349,415      1,173,604
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 407,071         (6,629)       891,783        (31,358)     1,459,500
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       3,728,275        163,096      2,455,497      6,247,490     19,591,020
    Cost of investments sold                                  3,584,349        169,705      3,237,212     11,742,501     23,471,238
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                143,926         (6,609)      (781,715)    (5,495,011)    (3,880,218)
Net change in unrealized appreciation or
  depreciation of investments                                   140,363        165,576      2,702,079     13,894,851     22,715,163
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  284,289        158,967      1,920,364      8,399,840     18,834,945
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    691,360   $    152,338   $  2,812,147   $  8,368,482   $ 20,294,445
===================================================================================================================================

                                                                                          SEGREGATED ASSET ACCOUNTS
                                                                          ---------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                                        14             11             18             19
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                          $    537,237   $         --   $     53,258   $         --
Variable account expenses                                                      804,436        425,695         63,871         35,406
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                               (267,199)      (425,695)       (10,613)       (35,406)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                                     15,403,568      7,756,696      1,091,282        516,685
    Cost of investments sold                                                16,576,778     16,733,973      1,180,848        634,550
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                            (1,173,210)    (8,977,277)       (89,566)      (117,865)
Net change in unrealized appreciation or
  depreciation of investments                                               18,154,036     19,587,600      1,846,694      1,366,186
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                              16,980,826     10,610,323      1,757,128      1,248,321
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                               $ 16,713,627   $ 10,184,628   $  1,746,515   $  1,212,915
===================================================================================================================================

See accompanying notes to financial statements.

            IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13,
                            14, 15, 16, 17, 18 AND 19

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET ACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003                                      4              6              5             15             17
OPERATIONS
Investment income (loss) -- net                            $   (320,011)  $    (54,572)  $  1,434,443   $     49,996   $    (56,407)
Net realized gain (loss) on sales of investments             (6,221,091)          (358)      (666,482)      (136,791)        14,897
Net change in unrealized appreciation or
  depreciation of investments                                27,183,879            359      1,143,367      2,937,749      1,217,158
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  20,642,777        (54,571)     1,911,328      2,850,954      1,175,648
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,287,268        197,928        589,269        254,654        179,257
Net transfers(1)                                             (2,899,862)    (1,347,763)    (6,810,401)     1,902,810      2,333,733
Transfers for policy loans                                      202,685         20,718         69,357         23,569         12,566
Adjustments to net assets allocated to
  contracts in payout period                                    (51,634)       (14,225)       (35,082)        (6,947)        (2,966)
Contract charges                                                (86,024)        (7,621)       (39,116)        (5,985)        (3,672)
Contract terminations:
    Surrender benefits                                       (8,790,700)    (4,370,119)    (7,215,712)      (908,207)      (629,000)
    Death benefits                                           (1,166,832)        (1,330)      (681,450)       (34,777)       (17,230)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              (11,505,099)    (5,522,412)   (14,123,135)     1,225,117      1,872,688
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              81,361,545     13,842,868     60,436,632      7,022,731      4,333,608
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 90,499,223   $  8,265,885   $ 48,224,825   $ 11,098,802   $  7,381,944
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       18,385,190      5,437,890     12,732,644      9,188,881      5,143,487
Contract purchase payments                                      266,856         78,480        122,149        300,141        197,010
Net transfers(1)                                               (650,818)      (535,111)    (1,407,912)     1,899,651      2,515,075
Transfers for policy loans                                       41,866          8,213         14,386         28,841         13,937
Contract charges                                                (17,902)        (3,055)        (8,174)        (6,997)        (4,135)
Contract terminations:
    Surrender benefits                                       (1,790,828)    (1,728,510)    (1,499,185)    (1,054,975)      (676,541)
    Death benefits                                             (257,342)        (4,729)      (142,525)       (39,410)       (22,895)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             15,977,022      3,253,178      9,811,383     10,316,132      7,165,938
===================================================================================================================================

See accompanying notes to financial statements.

            IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13,
                            14, 15, 16, 17, 18 AND 19

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET ACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                         12             16             13             10              9
OPERATIONS
Investment income (loss) -- net                            $    407,071   $     (6,629)  $    891,783   $    (31,358)  $  1,459,500
Net realized gain (loss) on sales of investments                143,926         (6,609)      (781,715)    (5,495,011)    (3,880,218)
Net change in unrealized appreciation or
  depreciation of investments                                   140,363        165,576      2,702,079     13,894,851     22,715,163
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     691,360        152,338      2,812,147      8,368,482     20,294,445
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       42,133         59,416        167,895        780,311      1,547,133
Net transfers(1)                                               (633,697)       713,226      2,170,308     (2,230,092)    (5,699,846)
Transfers for policy loans                                        7,044          1,603         14,739        100,006        214,701
Adjustments to net assets allocated to
  contracts in payout period                                     (5,091)          (158)       (18,431)       (29,212)      (160,245)
Contract charges                                                 (3,655)          (580)        (8,626)       (35,577)      (110,980)
Contract terminations:
    Surrender benefits                                         (729,509)      (103,205)    (1,954,160)    (3,836,830)   (12,036,416)
    Death benefits                                              (44,195)            --       (124,599)      (297,996)    (1,774,170)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,366,970)       670,302        247,126     (5,549,390)   (18,019,823)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               6,550,669        483,157     11,360,181     36,140,766    118,948,554
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,875,059   $  1,305,797   $ 14,419,454   $ 38,959,858   $121,223,176
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        4,993,304        823,146     11,030,815     33,576,856     34,686,537
Contract purchase payments                                       30,769         91,957        146,156        693,933        428,574
Net transfers(1)                                               (480,786)     1,089,335      1,935,845     (2,117,399)    (1,680,687)
Transfers for policy loans                                        5,094          2,394         13,082         87,912         59,902
Contract charges                                                 (2,686)          (900)        (7,928)       (31,021)       (28,638)
Contract terminations:
    Surrender benefits                                         (531,646)      (161,558)    (1,687,571)    (3,400,026)    (3,334,025)
    Death benefits                                              (32,016)            --       (112,284)      (285,693)      (505,849)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,982,033      1,844,374     11,318,115     28,524,562     29,625,814
===================================================================================================================================

See accompanying notes to financial statements.

            IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13,
                            14, 15, 16, 17, 18 AND 19

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          SEGREGATED ASSET ACCOUNTS
                                                                          ---------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                                        14             11             18             19
OPERATIONS
Investment income (loss) -- net                                           $   (267,199)  $   (425,695)  $    (10,613)  $    (35,406)
Net realized gain (loss) on sales of investments                            (1,173,210)    (8,977,277)       (89,566)      (117,865)
Net change in unrealized appreciation or
  depreciation of investments                                               18,154,036     19,587,600      1,846,694      1,366,186
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 16,713,627     10,184,628      1,746,515      1,212,915
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                   1,522,086        939,943        140,490        161,758
Net transfers(1)                                                            (2,690,801)    (2,750,472)     1,608,220      2,058,357
Transfers for policy loans                                                     293,465        117,678         19,913          6,335
Adjustments to net assets allocated to
  contracts in payout period                                                  (101,617)       (34,274)       (11,694)        (4,362)
Contract charges                                                               (87,122)       (46,525)        (4,164)        (2,398)
Contract terminations:
    Surrender benefits                                                     (11,347,593)    (4,701,857)      (907,778)      (406,436)
    Death benefits                                                            (656,523)      (455,224)      (155,134)        (3,492)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             (13,068,105)    (6,930,731)       689,853      1,809,762
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                             80,248,678     41,588,035      5,297,055      2,548,902
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                 $ 83,894,200   $ 44,841,932   $  7,733,423   $  5,571,579
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                      60,828,498     35,544,616      7,308,439      4,351,817
Contract purchase payments                                                   1,077,481        735,291        178,164        245,392
Net transfers(1)                                                            (2,170,786)    (2,276,323)     1,964,921      2,821,814
Transfers for policy loans                                                     206,000         90,973         24,678          9,325
Contract charges                                                               (53,644)       (35,620)        (5,267)        (3,601)
Contract terminations:
    Surrender benefits                                                      (7,918,548)    (3,645,430)    (1,104,386)      (611,357)
    Death benefits                                                            (492,017)      (375,659)      (195,684)        (6,045)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                            51,476,984     30,037,848      8,170,865      6,807,345
===================================================================================================================================

(1) Includes transfer activity from (to) other accounts and transfers from (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

            IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13,
                            14, 15, 16, 17, 18 AND 19

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET ACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                      4              6              5             15             17
OPERATIONS
Investment income (loss) -- net                            $   (505,607)  $     25,545   $  2,407,262   $     41,381   $    (32,060)
Net realized gain (loss) on sales of investments            (13,888,492)          (636)      (731,025)      (214,362)       (68,923)
Distributions from capital gains                              9,829,433             --             --         19,326             --
Net change in unrealized appreciation or
  depreciation of investments                               (24,537,768)           637        937,494     (1,529,222)      (449,517)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (29,102,434)        25,546      2,613,731     (1,682,877)      (550,500)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,716,832        270,402        631,953        241,781        158,435
Net transfers(1)                                            (15,092,243)     3,887,037      7,578,937      4,413,606      3,407,166
Transfers for policy loans                                      288,542         80,309         75,674         15,048          4,410
Annuity payments                                                (52,720)       (14,963)       (33,951)          (891)            --
Contract charges                                               (117,589)        (8,974)       (48,804)        (4,842)        (2,065)
Contract terminations:
    Surrender benefits                                      (14,591,949)    (6,833,933)    (9,117,625)      (652,464)      (304,996)
    Death benefits                                             (628,380)      (153,111)      (333,055)       (23,102)        (3,092)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              (28,477,507)    (2,773,233)    (1,246,871)     3,989,136      3,259,858
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             138,941,486     16,590,555     59,069,772      4,716,472      1,624,250
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 81,361,545   $ 13,842,868   $ 60,436,632   $  7,022,731   $  4,333,608
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       24,285,463      6,508,191     13,010,871      4,963,176      1,646,031
Contract purchase payments                                      343,017         99,792        138,104        295,313        175,134
Net transfers(1)                                             (3,174,663)     1,559,391      1,660,099      4,770,694      3,675,573
Transfers for policy loans                                       58,598         31,779         16,578         17,436          5,232
Contract charges                                                (21,328)        (3,613)        (9,156)        (5,914)        (2,409)
Contract terminations:
    Surrender benefits                                       (2,979,960)    (2,697,056)    (2,009,805)      (827,110)      (352,424)
    Death benefits                                             (125,937)       (60,594)       (74,047)       (24,714)        (3,650)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             18,385,190      5,437,890     12,732,644      9,188,881      5,143,487
===================================================================================================================================

See accompanying notes to financial statements.

            IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13,
                            14, 15, 16, 17, 18 AND 19

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET ACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                         12             16             13             10              9
OPERATIONS
Investment income (loss) -- net                            $    209,160   $     (1,879)  $    876,902   $    (15,374)  $  2,241,149
Net realized gain (loss) on sales of investments                (30,260)        (8,852)    (1,802,669)    (9,726,499)    (6,378,528)
Distributions from capital gains                                     --             --             --        109,844     13,435,194
Net change in unrealized appreciation or
  depreciation of investments                                   540,441        (56,066)      (213,498)       (65,693)   (32,144,073)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     719,341        (66,797)    (1,139,265)    (9,697,722)   (22,846,258)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       44,988         17,113        143,408        979,147      1,854,343
Net transfers(1)                                              2,321,669        460,078        173,958     (6,733,260)   (14,407,241)
Transfers for policy loans                                        8,652            838         10,641        173,635        264,614
Annuity payments                                                 (3,414)            --        (16,293)       (29,873)      (155,292)
Contract charges                                                 (3,198)          (165)        (8,728)       (50,350)      (141,287)
Contract terminations:
    Surrender benefits                                       (1,126,022)        (3,799)    (2,387,737)    (6,652,005)   (19,000,479)
    Death benefits                                              (24,224)            --        (80,157)      (348,941)    (1,374,578)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,218,451        474,065     (2,164,908)   (12,661,647)   (32,959,920)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               4,612,877         75,889     14,664,354     58,500,135    174,754,732
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  6,550,669   $    483,157   $ 11,360,181   $ 36,140,766   $118,948,554
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        4,015,678         94,592     13,221,424     44,104,894     44,072,705
Contract purchase payments                                       37,695         26,002        129,856        813,741        514,539
Net transfers(1)                                              1,912,417        707,574        112,437     (5,561,859)    (4,206,688)
Transfers for policy loans                                        7,308          1,397         10,476        145,092         73,756
Contract charges                                                 (2,661)          (258)        (8,568)       (37,346)       (34,437)
Contract terminations:
    Surrender benefits                                         (957,457)        (6,161)    (2,353,057)    (5,598,170)    (5,348,220)
    Death benefits                                              (19,676)            --        (81,753)      (289,496)      (385,118)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,993,304        823,146     11,030,815     33,576,856     34,686,537
===================================================================================================================================

See accompanying notes to financial statements.

            IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13,
                            14, 15, 16, 17, 18 AND 19

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          SEGREGATED ASSET ACCOUNTS
                                                                          ---------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                        14             11             18             19
OPERATIONS
Investment income (loss) -- net                                           $   (531,106)  $   (581,536)  $    (21,816)  $    (20,325)
Net realized gain (loss) on sales of investments                            (2,043,273)   (19,244,946)      (196,588)       (96,966)
Distributions from capital gains                                               118,635             --        178,279             --
Net change in unrealized appreciation or
  depreciation of investments                                              (26,301,324)    (5,569,123)    (1,367,076)      (934,441)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                (28,757,068)   (25,395,605)    (1,407,201)    (1,051,732)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                   2,267,039      1,344,168        139,449        112,066
Net transfers(1)                                                           (12,829,505)    (9,893,135)     3,151,184      2,568,359
Transfers for policy loans                                                     313,463        189,178         25,939         13,244
Annuity payments                                                              (103,225)       (36,408)        (9,530)        (3,574)
Contract charges                                                              (102,952)       (66,121)        (3,363)        (1,547)
Contract terminations:
    Surrender benefits                                                     (15,147,344)    (8,507,781)      (646,810)      (288,467)
    Death benefits                                                            (761,199)      (397,872)        (8,858)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             (26,363,723)   (17,367,971)     2,648,011      2,400,081
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                            135,369,469     84,351,611      4,056,245      1,200,553
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                 $ 80,248,678   $ 41,588,035   $  5,297,055   $  2,548,902
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                      79,769,077     48,699,347      4,394,308      1,279,374
Contract purchase payments                                                   1,519,352        970,802        175,213        171,738
Net transfers(1)                                                            (9,609,608)    (7,588,514)     3,705,478      3,409,645
Transfers for policy loans                                                     211,997        140,909         34,654         21,792
Contract charges                                                               (64,161)       (43,247)        (4,338)        (2,383)
Contract terminations:
    Surrender benefits                                                     (10,475,113)    (6,348,172)      (987,280)      (528,349)
    Death benefits                                                            (523,046)      (286,509)        (9,596)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                            60,828,498     35,544,616      7,308,439      4,351,817
===================================================================================================================================

(1) Includes transfer activity from (to) other accounts and transfers from (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

            IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13,
                            14, 15, 16, 17, 18 AND 19

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life of New York Accounts 4, 6, 5, 15, 17, 12, 16, 13, 10, 9, 14, 11, 18 and
19 (collectively, the Accounts) were established under New York law as segregated asset accounts of IDS Life Insurance Company of New York (IDS Life of New York). The Accounts are registered together as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of New York.

The Account is used as a funding vehicle for individual variable annuity contracts issued by IDS Life of New York. The following is a list of each variable annuity product funded through the Account.

IDS Life of New York Employee Benefit Annuity*
IDS Life of New York Flexible Annuity
IDS Life of New York Variable Retirement and Combination Retirement Annuities*

* New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

Each Account invests exclusively in shares of the following funds (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The Accounts' investments in shares of the Funds as of Dec. 31, 2003 were as follows:

ACCOUNT   INVESTS EXCLUSIVELY IN SHARES OF                                SHARES
--------------------------------------------------------------------------------
4         AXP(R) Variable Portfolio - Capital Resource Fund            4,539,856
6         AXP(R) Variable Portfolio - Cash Management Fund             8,272,866
5         AXP(R) Variable Portfolio - Diversified Bond Fund            4,545,993
15        AXP(R) Variable Portfolio - Diversified Equity Income Fund     997,069
17        AXP(R) Variable Portfolio - Equity Select Fund                 687,822
12        AXP(R) Variable Portfolio - Global Bond Fund                   534,271
16        AXP(R) Variable Portfolio - Growth Fund                        224,339
13        AXP(R) Variable Portfolio - High Yield Bond Fund             2,181,072
10        AXP(R) Variable Portfolio - International Fund               4,698,470
9         AXP(R) Variable Portfolio - Managed Fund                     8,615,638
14        AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)           5,481,170
11        AXP(R) Variable Portfolio - Strategy Aggressive Fund         6,142,705
18        AllianceBernstein VP Growth and Income Portfolio (Class B)     357,698
19        Wells Fargo VT Small Cap Growth Fund                           807,475

The assets of the Accounts are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life of New York.

IDS Life of New York serves as issuer of the contracts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the Accounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the Accounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

            IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13,
                            14, 15, 16, 17, 18 AND 19

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate would be 5%, as regulated by the laws of the state. The mortality risk is fully borne by IDS Life of New York and may result in additional amounts being transferred into the variable annuity account by IDS Life of New York to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

IDS Life of New York is taxed as a life insurance company. The Accounts are treated as part of IDS Life of New York for federal income tax purposes. Under existing tax law, no income taxes are payable with respect to any investment income of the Accounts to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. VARIABLE ACCOUNT EXPENSES

IDS Life of New York makes contractual assurances to the Accounts that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Accounts. IDS Life of New York deducts a daily mortality and expense risk fee equal, on an annual basis, to 1% of the average daily net assets of each Account.

4. CONTRACT CHARGES

IDS Life of New York deducts a contract administrative charge of $20 to $30 per year depending upon the product selected. This charge reimburses IDS Life of New York for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

5. SURRENDER CHARGES

IDS Life of New York may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the applicable product's prospectus. Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,009,588 in 2003 and $1,168,295 in 2002. Such charges are not treated as a separate expense of the Accounts. They are ultimately deducted from contract surrender benefits paid by IDS Life of New York.

6. RELATED PARTY TRANSACTIONS

Effective Nov. 1, 2003, management fees were paid indirectly to American Express Financial Corporation (AEFC), an affiliate of IDS Life Insurance Company (IDS
Life), in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. This change did not affect the management of the Fund and did not change the management fees paid by the Fund. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:

FUND                                                            PERCENTAGE RANGE
--------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Capital Resource Fund               0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Bond Fund               0.610% to 0.535%
AXP(R) Variable Portfolio - Diversified Equity Income Fund      0.560% to 0.470%
AXP(R) Variable Portfolio - Equity Select Fund                  0.650% to 0.560%
AXP(R) Variable Portfolio - Global Bond Fund                    0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                         0.630% to 0.570%
AXP(R) Variable Portfolio - High Yield Bond Fund                0.620% to 0.545%
AXP(R) Variable Portfolio - International Fund                  0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                        0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)              0.630% to 0.570%
AXP(R) Variable Portfolio - Strategy Aggressive Fund            0.650% to 0.575%

            IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13,
                            14, 15, 16, 17, 18 AND 19

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for AXP(R) Variable Portfolio - Managed Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

AXP(R) Variable Portfolio - Capital Resource Fund
AXP(R) Variable Portfolio - Diversified Equity Income Fund
AXP(R) Variable Portfolio - Equity Select Fund
AXP(R) Variable Portfolio - Growth Fund
AXP(R) Variable Portfolio - International Fund
AXP(R) Variable Portfolio - Managed Fund
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
AXP(R) Variable Portfolio - Strategy Aggressive Fund

From Jan. 1, 2003 to Oct. 31, 2003, management fees were paid indirectly to IDS Life in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. IDS Life, in turn, paid to AEFC a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for AXP(R) Variable Portfolio - International Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                            PERCENTAGE RANGE
--------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Capital Resource Fund               0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Bond Fund               0.050% to 0.025%
AXP(R) Variable Portfolio - Diversified Equity Income Fund      0.040% to 0.020%
AXP(R) Variable Portfolio - Equity Select Fund                  0.060% to 0.030%
AXP(R) Variable Portfolio - Global Bond Fund                    0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                         0.050% to 0.030%
AXP(R) Variable Portfolio - High Yield Bond Fund                0.050% to 0.025%
AXP(R) Variable Portfolio - International Fund                  0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                        0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)              0.050% to 0.030%
AXP(R) Variable Portfolio - Strategy Aggressive Fund            0.060% to 0.035%

The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7. INVESTMENT TRANSACTIONS

The Accounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2003 were as follows:

ACCOUNT  INVESTMENT                                                   PURCHASES
--------------------------------------------------------------------------------
4        AXP(R) Variable Portfolio - Capital Resource Fund           $   912,895
6        AXP(R) Variable Portfolio - Cash Management Fund              2,877,939
5        AXP(R) Variable Portfolio - Diversified Bond Fund             3,276,061
15       AXP(R) Variable Portfolio - Diversified Equity Income Fund    2,394,573
17       AXP(R) Variable Portfolio - Equity Select Fund                2,442,366
12       AXP(R) Variable Portfolio - Global Bond Fund                  2,784,960
16       AXP(R) Variable Portfolio - Growth Fund                         827,010
13       AXP(R) Variable Portfolio - High Yield Bond Fund              3,535,045
10       AXP(R) Variable Portfolio - International Fund                  660,885
9        AXP(R) Variable Portfolio - Managed Fund                      3,010,232
14       AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)            2,080,097
11       AXP(R) Variable Portfolio - Strategy Aggressive Fund            419,042
18       AllianceBernstein VP Growth and Income Portfolio (Class B)    1,770,522
19       Wells Fargo VT Small Cap Growth Fund                          2,291,041

            IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13,
                            14, 15, 16, 17, 18 AND 19

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the Accounts.

                                      4          6          5        15(4)      17(4)
                                   ----------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   7.02   $   2.46   $   4.24   $     --   $     --
At Dec. 31, 2001                   $   5.69   $   2.52   $   4.52   $   0.95   $   0.99
At Dec. 31, 2002                   $   4.40   $   2.53   $   4.72   $   0.76   $   0.84
At Dec. 31, 2003                   $   5.62   $   2.51   $   4.88   $   1.06   $   1.02
---------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     24,285      6,508     13,011      4,963      1,646
At Dec. 31, 2002                     18,385      5,438     12,733      9,189      5,143
At Dec. 31, 2003                     15,977      3,253      9,811     10,316      7,166
---------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $138,941   $ 16,591   $ 59,070   $  4,716   $  1,624
At Dec. 31, 2002                   $ 81,362   $ 13,843   $ 60,437   $  7,023   $  4,334
At Dec. 31, 2003                   $ 90,499   $  8,266   $ 48,225   $ 11,099   $  7,382
---------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.29%      3.52%      6.44%      0.48%        --
For the year ended Dec. 31, 2002       0.52%      1.16%      5.07%      1.62%        --
For the year ended Dec. 31, 2003       0.62%      0.52%      3.61%      1.63%        --
---------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.00%      1.00%      1.00%      1.00%      1.00%
For the year ended Dec. 31, 2002       1.00%      1.00%      1.00%      1.00%      1.00%
For the year ended Dec. 31, 2003       1.00%      1.00%      1.00%      1.00%      1.00%
---------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (18.95%)     2.44%      6.60%     (5.00%)    (1.00%)
For the year ended Dec. 31, 2002     (22.67%)     0.40%      4.42%    (20.00%)   (15.15%)
For the year ended Dec. 31, 2003      27.73%     (0.79%)     3.39%     39.47%     21.43%
---------------------------------------------------------------------------------------

                                      12       16(4)        13         10         9
                                   ----------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.14   $     --   $   1.05   $   1.87   $   4.43
At Dec. 31, 2001                   $   1.14   $   0.80   $   1.10   $   1.32   $   3.92
At Dec. 31, 2002                   $   1.30   $   0.59   $   1.01   $   1.07   $   3.38
At Dec. 31, 2003                   $   1.46   $   0.71   $   1.26   $   1.35   $   4.02
---------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      4,016         95     13,221     44,105     44,073
At Dec. 31, 2002                      4,993        823     11,031     33,577     34,687
At Dec. 31, 2003                      3,982      1,844     11,318     28,525     29,626
---------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $  4,613   $     76   $ 14,664   $ 58,500   $174,755
At Dec. 31, 2002                   $  6,551   $    483   $ 11,360   $ 36,141   $118,949
At Dec. 31, 2003                   $  5,875   $  1,306   $ 14,419   $ 38,960   $121,223
---------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       3.27%        --      11.00%      1.20%      2.49%
For the year ended Dec. 31, 2002       4.82%      0.14%      7.84%      0.96%      2.56%
For the year ended Dec. 31, 2003       7.21%      0.21%      7.71%      0.91%      2.25%
---------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.00%      1.00%      1.00%      1.00%      1.00%
For the year ended Dec. 31, 2002       1.00%      1.00%      1.00%      1.00%      1.00%
For the year ended Dec. 31, 2003       1.00%      1.00%      1.00%      1.00%      1.00%
---------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       0.00%    (20.00%)     4.76%    (29.41%)   (11.51%)
For the year ended Dec. 31, 2002      14.04%    (26.25%)    (8.18%)   (18.94%)   (13.78%)
For the year ended Dec. 31, 2003      12.31%     20.34%     24.75%     26.17%     18.93%
---------------------------------------------------------------------------------------

            IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13,
                            14, 15, 16, 17, 18 AND 19

                                      14         11       18(4)      19(4)
                                   -----------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   2.05   $   2.59   $     --   $     --
At Dec. 31, 2001                   $   1.69   $   1.72   $   0.92   $   0.94
At Dec. 31, 2002                   $   1.31   $   1.16   $   0.71   $   0.57
At Dec. 31, 2003                   $   1.61   $   1.48   $   0.93   $   0.81
----------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     79,769     48,699      4,394      1,279
At Dec. 31, 2002                     60,828     35,545      7,308      4,352
At Dec. 31, 2003                     51,477     30,038      8,171      6,807
----------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $135,369   $ 84,352   $  4,056   $  1,201
At Dec. 31, 2002                   $ 80,249   $ 41,588   $  5,297   $  2,549
At Dec. 31, 2003                   $ 83,894   $ 44,842   $  7,733   $  5,572
----------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.22%      0.20%      0.03%        --
For the year ended Dec. 31, 2002       0.50%        --       0.56%        --
For the year ended Dec. 31, 2003       0.67%        --       0.84%        --
----------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.00%      1.00%      1.00%      1.00%
For the year ended Dec. 31, 2002       1.00%      1.00%      1.00%      1.00%
For the year ended Dec. 31, 2003       1.00%      1.00%      1.00%      1.00%
----------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (17.56%)   (33.59%)    (8.00%)    (6.00%)
For the year ended Dec. 31, 2002     (22.49%)   (32.56%)   (22.83%)   (39.36%)
For the year ended Dec. 31, 2003      22.90%     27.59%     30.99%     42.11%
----------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Accounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)  Operations commenced on June 1, 2001.

            IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13,
                            14, 15, 16, 17, 18 AND 19

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Report of Ernst & Young LLP Independent Auditors

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying balance sheets of IDS Life Insurance Company of New York (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2003 and 2002, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

January 26, 2004

Minneapolis, Minnesota

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

BALANCE SHEETS

December 31,
(In thousands, except share amounts)
                                                                                                        2003          2002
ASSETS
Investments:
   Available-for-Sale:
      Fixed maturities, at fair value (amortized cost: 2003, $1,290,945; 2002, $1,199,951)         $1,342,994    $1,256,986
      Common stocks, at fair value (cost: 2003, $--; 2002, $--)                                             8            --
   Mortgage loans on real estate                                                                      158,581       112,239
   Policy loans                                                                                        29,640        30,743
                                                                                                    ---------     ---------
         Total investments                                                                          1,531,223     1,399,968
Cash and cash equivalents                                                                              13,615        24,106
Amounts recoverable from reinsurers                                                                    24,179        20,067
Amounts due from brokers                                                                                   12            --
Accounts receivable                                                                                     1,816         1,238
Premiums due                                                                                              315           338
Accrued investment income                                                                              17,020        16,921
Deferred policy acquisition costs                                                                     184,357       168,371
Other assets                                                                                            5,163         4,961
Separate account assets                                                                             1,443,767     1,136,859
                                                                                                    ---------     ---------
         Total assets                                                                              $3,221,467    $2,772,829
                                                                                                   ==========    ==========
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $1,073,952     $ 960,480
      Universal life-type insurance                                                                   177,458       171,960
      Traditional life, disability income and long-term care insurance                                117,042       102,796
   Policy claims and other policyholders' funds                                                         4,778         2,343
   Deferred income taxes, net                                                                          23,848        22,085
   Other liabilities                                                                                   13,557        16,257
   Separate account liabilities                                                                     1,443,767     1,136,859
                                                                                                    ---------     ---------
         Total liabilities                                                                          2,854,402     2,412,780
                                                                                                    =========     =========
Commitments and contingencies
Stockholder's equity:
   Capital stock, $10 par value per share; 200,000 shares authorized, issued and outstanding            2,000         2,000
   Additional paid-in capital                                                                          49,000        49,000
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                  31,229        35,141
   Retained earnings                                                                                  284,836       273,908
                                                                                                    ---------     ---------
         Total stockholder's equity                                                                   367,065       360,049
                                                                                                    ---------     ---------
Total liabilities and stockholder's equity                                                         $3,221,467    $2,772,829
                                                                                                   ==========    ==========

See accompanying Notes to Financial Statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

Years ended December 31,
(In thousands)
                                                                                        2003            2002          2001
REVENUES
   Traditional life, disability income and long-term care insurance premiums          $ 21,698       $ 20,043      $ 20,566
   Policyholder and contractholder charges                                              29,726         28,838        27,238
   Mortality and expense risk and other fees                                            14,326         13,960        16,182
   Net investment income                                                                87,117         84,176        79,172
   Net realized loss on investments                                                       (338)        (8,481)      (26,426)
                                                                                      --------       --------      --------
      Total revenues                                                                   152,529        138,536       116,732
                                                                                      ========       ========      ========
BENEFITS AND EXPENSES Death and other benefits:
      Traditional life, disability income and long-term care insurance                   7,410          7,252         6,294
      Universal life-type insurance and investment contracts                            11,770          6,279        12,605
   Increase in liabilities for future policy benefits for traditional life, disability
income and long-term care insurance                                                      9,697          9,352         7,784
   Interest credited on universal life-type insurance and investment contracts          52,673         46,151        47,339
   Amortization of deferred policy acquisition costs                                     7,741         15,834        16,341
   Other insurance and operating expenses                                               17,024         12,333        13,668
                                                                                      --------       --------      --------
         Total benefits and expenses                                                   106,315         97,201       104,031
                                                                                      --------       --------      --------
Income before income taxes                                                              46,214         41,335        12,701
Income tax expense                                                                      15,286         14,302         4,685
                                                                                      --------       --------      --------
Net income                                                                            $ 30,928       $ 27,033      $  8,016
                                                                                      ========       ========      ========

See accompanying Notes to Financial Statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS

Years ended December 31,
(In thousands)

                                                                                        2003            2002          2001
CASH FLOWS FROM OPERATING ACTIVITIES
   Net income                                                                        $  30,928      $  27,033     $   8,016
   Adjustments to reconcile net income to net cash provided by operating activities:
      Policy loans, excluding universal life-type insurance:
         Issuance                                                                       (2,230)        (2,430)       (2,781)
         Repayment                                                                       2,566          2,912         3,167
      Change in accrued investment income                                                 (707)          (945)        2,570
      Change in amounts recoverable from reinsurers                                     (4,112)        (4,166)       (5,691)
      Change in premiums due                                                                23             58           (51)
      Change in accounts receivable                                                       (578)           867           144
      Change in other assets                                                              (202)          (169)       (4,203)
      Change in deferred policy acquisition costs, net                                 (17,027)       (15,208)      (10,376)
      Change in liabilities for future policy benefits for traditional life,
        disability income and long-term care insurance                                  14,246         14,898        11,801
      Change in policy claims and other policyholder's funds                             2,435         (4,461)        3,861
      Deferred income tax provision (benefit)                                            3,870          1,851        (4,763)
      Change in other liabilities                                                       (2,700)        (2,402)           68
      Amortization of premium (accretion of discount), net                                 808           (819)        3,477
      Net realized loss on investments                                                     338          8,481        26,426
      Policyholder and contractholder charges, non-cash                                (14,352)       (13,394)      (12,632)
      Other, net                                                                           194         (1,582)          126
                                                                                     ---------      ---------     ---------
         Net cash provided by operating activities                                      13,500         10,524        19,159
                                                                                     ---------      ---------     ---------
CASH FLOWS FROM INVESTING ACTIVITIES
   Available-for-Sale securities:
      Purchases                                                                       (718,910)      (590,944)     (429,487)
      Maturities, sinking fund payments and calls                                      139,530        198,972       117,961
      Sales                                                                            488,168        215,680       214,426
   Other investments, excluding policy loans:
      Purchases                                                                        (70,848)        (1,374)         (309)
      Sales                                                                             24,184         14,235        19,223
   Change in amounts due to and from brokers                                               (12)       (31,487)       32,364
                                                                                     ---------      ---------     ---------
         Net cash used in investing activities                                        (137,888)      (194,918)      (45,822)
                                                                                     ---------      ---------     ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                             141,822        174,235        56,228
   Surrenders and death benefits                                                       (61,174)       (15,299)      (81,988)
   Interest credited to account balances                                                52,673         46,151        47,339
   Universal life-type insurance policy loans:
   Issuance                                                                             (3,908)        (4,102)       (4,308)
   Repayment                                                                             4,484          4,150         3,544
   Cash dividends                                                                      (20,000)       (14,000)      (16,000)
                                                                                     ---------      ---------     ---------
Net cash provided by financing activities                                              113,897        191,135         4,815
                                                                                     ---------      ---------     ---------
   Net (decrease) increase in cash and cash equivalents                                (10,491)         6,741       (21,848)
   Cash and cash equivalents at beginning of year                                       24,106         17,365        39,213
                                                                                     ---------      ---------     ---------
   Cash and cash equivalents at end of year                                          $  13,615      $  24,106     $  17,365
                                                                                     =========      =========     =========
   Supplemental disclosures:
      Income taxes paid                                                              $  12,340      $  13,059     $   5,408
      Interest on borrowings                                                               108              6            35

See accompanying Notes to Financial Statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF STOCKHOLDER'S EQUITY

For the three years ended December 31, 2003
(In thousands)
                                                                                            Accumulated
                                                                                               other
                                                                              Additional   comprehensive                  Total
                                                                   Capital      paid-in   income (loss),   Retained   stockholder's
                                                                    stock       capital     net of tax     earnings      equity
Balance, January 1, 2001                                           $ 2,000    $ 49,000      $ (10,324)    $ 268,859     $ 309,535
Comprehensive income:
   Net income                                                           --          --             --         8,016         8,016
   Cumulative effect of adopting SFAS No. 133, net
      of income tax benefit of $486                                     --          --           (903)           --          (903)
   Net unrealized holding gains on Available-for-Sale securities arising during the year, net of
      deferred policy acquisition costs of ($416)
      and income tax expense of $16,188                                 --          --         30,065            --        30,065
   Reclassification adjustment for gains on Available-for-Sale securities included in net income, net
      of income tax expense of $7,673                                   --          --        (14,250)           --       (14,250)
                                                                   -------    --------      ---------     ---------     ---------
   Other comprehensive income                                           --          --         14,912            --        14,912
                                                                   -------    --------      ---------     ---------     ---------
   Comprehensive income                                                                                                    22,928
Cash dividends                                                          --          --             --       (16,000)      (16,000)
                                                                   -------    --------      ---------     ---------     ---------

Balance, December 31, 2001                                         $ 2,000    $ 49,000        $ 4,588     $ 260,875     $ 316,463
Comprehensive income:
   Net income                                                           --          --             --        27,033        27,033
   Net unrealized holding gains on Available-for-Sale securities arising during the year, net of
      deferred policy acquisition costs of ($2,833) and income tax
      expense of $13,606                                                --          --         25,268            --        25,268
   Reclassification adjustment for losses on
      Available-for-Sale securities included in net
      income, net of income tax benefit of $2,846                       --          --          5,285            --         5,285
                                                                   -------    --------      ---------     ---------     ---------
   Other comprehensive income                                           --          --         30,553            --        30,553
                                                                   -------    --------      ---------     ---------     ---------
   Comprehensive income                                                                                                    57,586
Cash dividends                                                          --          --             --       (14,000)      (14,000)
                                                                   -------    --------      ---------     ---------     ---------

Balance, December 31, 2002                                         $ 2,000    $ 49,000       $ 35,141     $ 273,908     $ 360,049
Comprehensive income:
   Net income                                                           --          --             --        30,928        30,928
   Net unrealized holding losses on Available-for-Sale securities arising during the year, net of deferred
      policy acquisition costs of ($1,041) and income tax
      benefit of $2,107                                                 --          --         (3,911)           --        (3,911)
   Reclassification adjustment for losses on
      Available-for-Sale securities included in net
      income, net of income tax benefit of $nil                         --          --             (1)           --            (1)
                                                                   -------    --------      ---------     ---------     ---------
   Other comprehensive loss                                             --          --         (3,912)           --        (3,912)
                                                                   -------    --------      ---------     ---------     ---------
   Comprehensive income                                                                                                    27,016
Cash dividends                                                          --          --             --       (20,000)      (20,000)
                                                                   -------    --------      ---------     ---------     ---------
Balance, December 31, 2003                                         $ 2,000    $ 49,000       $ 31,229     $ 284,836     $ 367,065
                                                                   =======    ========       ========     =========     =========

See accompanying Notes to Financial Statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Notes to Financial Statements

1. ORGANIZATION AND NATURE OF OPERATIONS

Nature of business

IDS Life Insurance Company of New York (IDS Life of New York) is a stock life insurance company engaged in the insurance and annuity business in the state of New York. IDS Life of New York is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company.

IDS Life of New York's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. IDS Life of New York's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, IDS Life of New York has the option of paying a higher rate set at its discretion. IDS Life of New York also offers variable annuities, including the American Express Retirement Advisor Advantage(R) Variable Annuity and the American Express Retirement Advisor Select(R) Variable Annuity. Life insurance products currently offered by IDS Life of New York include universal life (fixed and variable, and joint life) and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. IDS Life of New York also markets disability income insurance. Although IDS Life of New York discontinued marketing proprietary long-term care insurance at the end of 2002, it still retains risk on a block of existing contracts, 50% of which are reinsured.

Under IDS Life of New York's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include IDS Life of New York's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short term securities.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States (GAAP) which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (IDS Life of New York's primary regulator) as reconciled in Note 10. Certain reclassifications of prior period amounts have been made to conform to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition

Premium revenues

Premium revenues include premiums on traditional life, disability income and long-term care products. Such premiums are recognized as revenue when due.

Net investment income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, mortgage loans on real estate and policy loans. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. Interest income on structured securities is recognized according to Emerging Issues Task Force (EITF) Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" or EITF Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes" depending upon the instrument.

Contractholder and policyholder charges

Contractholder and policyholder charges include certain charges assessed on annuities and universal and variable universal life insurance. Contractholder and policyholder charges include cost of insurance charges, administrative charges and surrender charges on annuities and universal and variable universal life insurance. Cost of insurance charges on universal and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Mortality and expense risk and other fees

Mortality and expense risk and other fees include risk fees, management and administration fees, which are generated directly and indirectly from IDS Life of New York's separate account assets. IDS Life of New York's mortality and expense risk and other fees are generally computed as a contractual rate generally based on the underlying asset values and are generally received monthly.

Net realized gain (loss) on investments

Realized gains and losses are recognized on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as Available-for-Sale and carried at fair value. Unrealized gains and losses on securities classified as Available-for-Sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery.

Indicators of other-than-temporary impairment for fixed maturity securities include issuer downgrade, default, or bankruptcy. IDS Life of New York also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in Net realized loss on investments within the Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, IDS Life of New York's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) and securitized loan trusts (SLTs) (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on future cash flow projections that require a significant degree of management judgment as to the amount and timing of cash payments, default and recovery rates of the underlying investments and, as such, are subject to change. IDS Life of New York's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets".

Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for loan losses. The estimated fair value of mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

IDS Life of New York generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Cash and cash equivalents

IDS Life of New York defines cash equivalents as investments with a maturity at the date of their acquisition of three months or less. These investments are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

Deferred policy acquisition costs (DAC) represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and life and health insurance. For annuity and insurance products, DAC are amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a portion of the interest margins associated with the products.

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For insurance and annuity products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis. Management monitors other principle DAC assumptions, such as persistency, mortality rate, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can either be positive or negative in any particular period and is reflected in the period in which such changes are made.

Guaranteed Minimum Death Benefit

The majority of the variable annuity contracts offered by IDS Life of New York contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in value of the contract. A large portion of IDS Life of New York's contracts containing a GMBD provision adjust once every six years. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount though not below the amount invested, adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Through December 31, 2003, the amount paid in excess of contract value was expensed when payable. Amounts expensed in 2003, 2002, and 2001 were $1.8 million, $1.0 million, and $1.0 million, respectively. See Recently Issued Accounting Standards section of Note 2 herein for a description of Statement of Position 03-1.

Liabilities for future policy benefits

Liabilities for reported and unpaid life insurance claims are equal to the death benefits payable. For disability income and long-term care claims, unpaid claims liabilities are equal to benefit amounts due and accrued. Liabilities for incurred but not reported claims are estimated based on periodic analysis of the actual reported claim lag. Where applicable, amounts recoverable from reinsurers are separately recorded as receivables. For life insurance, no claim adjustment expense reserve is held. The claim adjustment expense reserves for disability income and long-term care are based on the claim reserves.

Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 4.6% to 9.5%, depending on year of issue, with an average rate of approximately 6.3%.

Liabilities for future benefits on traditional life insurance, primarily term and whole life insurance, are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables, with modifications based on IDS Life of New York's experience. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on level term and cash value plans generally anticipated to be better than persistency on yearly renewable term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income policy reserves are 7.5% at policy issue and grade to 5% over 5 years. Anticipated interest rates for long-term care policy reserves are 7.75% to 9% at policy issue and grade to 6.5% to 7.0% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%, with an average of approximately 5.7%.

IDS Life of New York issues only non-participating life insurance contracts and has no short-duration life insurance liabilities.

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Reinsurance

Included in accounts receivables are amounts recoverable from reinsurers of $24.2 million and $20.1 million at December 31, 2003 and 2002, respectively.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by IDS Life of New York is $750,000 on any policy insuring a single life and $1.5 million on any policy insuring a joint-life combination. IDS Life of New York generally retains 10% of the mortality risk on new life insurance policies insuring a single life. Risk not retained is reinsured with other life insurance companies. Risk on universal life and variable universal life policies is reinsured on a yearly renewable term basis. Risk on term insurance and long-term care policies is reinsured on a coinsurance basis. IDS Life of New York retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes

IDS Life of New York's taxable income is included in the consolidated federal income tax return of American Express Company. IDS Life of New York provides for income taxes on a separate return basis. Under an agreement between AEFC and American Express Company, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

Separate account assets and liabilities are funds held for the exclusive benefit of variable annuity and variable life insurance contract owners. IDS Life of New York receives mortality and expense risk fees from the separate accounts.

IDS Life of New York provides contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. IDS Life of New York makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. IDS Life of New York also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, IDS Life of New York guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. IDS Life of New York also guarantees that the death benefit will continue to be payable at the current level less outstanding loans regardless of investment performance so long as the policy owners pays the contractual premium requirements for the death benefit guarantee provision.

Recently Issued Accounting Standards

In July 2000, the Financial Accounting Standards Board's (FASB) EITF issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". IDS Life of New York adopted the consensus as of January 1, 2001. Issue 99-20 prescribed new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affected CDOs. Although there was no significant impact resulting from the adoption of Issue 99-20, IDS Life of New York holds structured securities that are accounted for under Issue 99-20.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. An entity is subject to consolidation according to the provisions of FIN 46, if, by design, either (i) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) as a group, the holders of the equity investment at risk lack: (a) direct or indirect ability to make decisions about an entity's activities; (b) the obligation to absorb the expected losses of the entity if they occur; or (c) the right to receive the expected residual return of the entity if they occur. In general, FIN 46 requires a VIE to be consolidated when an enterprise has a variable interest for which it is deemed to be the primary beneficiary which means that it will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

The entities considered VIE's under FIN 46 include SLTs for which IDS Life of New York has an 8% ownership interest in each of two SLT structures. The SLTs provide returns to investors primarily based on the performance of an underlying portfolio of high-yield loans, which are managed by a related party. However, IDS Life of New York is not required to consolidate the SLTs as it is not the primary beneficiary. IDS Life of New York has a pro rata return based on the performance of up to $200 million of the high-yield loans. Currently, the underlying portfolio consists of $176.4 million in high-yield loans which have a market value of $172.5 million. The SLTs have an adjusted cost basis of $41.5 million. IDS Life of New York's maximum exposure to loss as a result of its investments in SLT's is represented by the carrying value which is $41.5 million.

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

FIN 46 does not impact the accounting for qualified special purpose entities as defined by Statement of Financial Accounting Standard (SFA's) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities," such as IDS Life of New York's CDO-related securitization trust established in 2001. That trust contains a majority of IDS Life of New York's rated CDO's whose retained interest in the trust had a carrying value of $16.9 million at December 31, 2003, of which $12.5 million is considered investment grade.

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). IDS Life of New York is currently evaluating its impact, which, among other provisions, requires reserves related to guaranteed minimum death benefits included within the majority of variable annuity contracts offered by IDS Life of New York. IDS Life of New York expects to adopt SOP 03-1 on January 1, 2004, and will recognize any impact in IDS Life of New York's 2004 results of operations.

In November 2003, the FASB ratified a consensus on the disclosure provisions of EITF Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." The disclosure provisions of this rule, which are addressed in Note 3, require tabular presentation of certain information regarding investment securities with gross unrealized losses.

3. INVESTMENTS

Fixed maturity and equity securities

Available-for-Sale securities at December 31, 2003 are distributed by type as presented below:

                                                                                       Gross           Gross
(Thousands)                                                           Amortized     unrealized       unrealized     Fair
Fixed maturities:                                                       cost           gains           losses       value
Corporate bonds and obligations                                       $  672,575       $35,531         $2,792    $  705,314
Mortgage and asset-backed securities                                     405,743        13,064            578       418,229
Foreign corporates, government bonds and obligations                     143,875         8,919          1,142       151,652
Structured investments                                                    59,331             -            919        58,412
State and municipal obligations                                            5,995            30            192         5,833
U.S. Government agency obligations                                         3,426           128              -         3,554
                                                                      ----------       -------         ------    ----------
Total fixed maturity securities                                       $1,290,945       $57,672         $5,623    $1,342,994
                                                                      ==========       =======         ======    ==========
Common stocks                                                         $       --       $     8         $   --     $       8
                                                                      ----------       -------         ------    ----------

Available-for-Sale securities at December 31, 2002 are distributed by type as presented below:

                                                                                         Gross          Gross
(Thousands)                                                             Amortized     unrealized     unrealized       Fair
Fixed maturities:                                                         cost           gains         losses         value
Corporate bonds and obligations                                       $  505,026       $33,356        $ 7,717    $  530,665
Mortgage and asset-backed securities                                     548,018        26,687          1,406       573,299
Foreign corporates, government bonds and obligations                      86,814         7,807            123        94,498
Structured investments                                                    59,662             -          1,643        58,019
U.S. Government agency obligations                                           431            74              -           505
                                                                      ----------       -------        -------    ----------
Total fixed maturity securities                                       $1,199,951       $67,924        $10,889    $1,256,986
                                                                      ==========       =======        =======    ==========

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003:

(Thousands)                             Less than 12 months               12 months or more                  Total
Description of Securities            Fair value   Unrealized losses  Fair value  Unrealized losses  Fair value  Unrealized losses
Corporate debt securities            $141,774      $(2,854)             $479          $(18)          $142,253       $(2,872)
Mortgage and other asset-backed
   securities                          79,623         (578)               --            --             79,623          (578)
State and municipal obligations         3,810         (191)               --            --              3,810          (191)
Foreign corporates, government
  bonds and obligations                39,794       (1,063)               --            --             39,794        (1,063)
                                     --------      -------              ----          ----           --------       -------
Total                                $265,001      $(4,686)             $479          $(18)          $265,480       $(4,704)
                                     ========      =======              ====          ====           ========       =======

Note: Excludes structured investments that are accounted for pursuant to EITF 99-20, and are therefore outside the scope of EITF 03-1. At December 31, 2003, such investments had gross unrealized losses of $919 thousand.

Approximately 98 investment positions were in an unrealized loss position as of December 31, 2003. The gross unrealized losses on these securities are attributable to a number of factors including changes in interest rates and credit spreads and specific credit events associated with individual issuers. As part of its ongoing monitoring process, management has concluded that none of these securities are other-than-temporarily impaired at December 31, 2003. IDS Life of New York has the ability and intent to hold these securities for a time sufficient to recover its amortized cost. See the Fixed maturity and equity securities section of Note 2 for information regarding IDS Life of New York's policy for determining when an investment's decline in value is other-than-temporary.

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

The following is a distribution of Available-for-Sale securities by maturity as of December 31, 2003:

                                                  Amortized         Fair
(Thousands)                                         cost            value
Due within 1 year                               $   23,368      $   24,023
Due after 1 year through 5 years                   172,391         182,420
Due after 5 years through 10 years                 593,344         619,710
Due after 10 years                                  96,099          98,612
Mortgage and asset-backed securities               405,743         418,229
                                                ----------      ----------
Total                                           $1,290,945      $1,342,994
                                                ==========      ==========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

At December 31, 2003 and 2002, bonds carried at $250 thousand and $298 thousand, respectively, were on deposit with the state of New York as required by law.

At December 31, 2003, fixed maturity securities comprised approximately 88 percent of IDS Life of New York's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $72 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agency's rating differ, the lower rating is used. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                 2003             2002
AAA                                                     34%             47%
AA                                                       2               1
A                                                       24              17
BBB                                                     31              28
BB                                                       5               5
Below investment grade                                   4               2
                                                       ---             ---
   Total                                               100%            100%
                                                       ===             ===

At December 31, 2003, approximately 89 percent of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than ten percent of stockholder's equity.

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

The table below includes sales, maturities and purchases of investments classified as Available-for-Sale for the years ended December 31:

(Thousands)                  2003              2002              2001
Sales                       $488,168         $215,680          $214,426
Maturities                  $139,530         $198,972          $117,961
Purchases                   $718,910         $590,944          $429,487
                            --------         --------          --------

Gross realized gains on sales of securities classified as Available-for-Sale securities, using the specific identification method, were approximately $15.4 million, $7.2 million and $5.4 million for the years ended December 31, 2003, 2002 and 2001, respectively. Gross realized (losses) on sales of Available-for-Sale securities were approximately ($8.3 million), ($6.8 million) and ($18.3 million) for the same periods. IDS Life also recognized (losses) of approximately ($7.1 million), ($8.5 million) and ($13.0 million) in other-than-temporary impairments on Available-for-Sale securities for the years ended December 31, 2003, 2002 and 2001, respectively. The 2001 losses include the effect of the write-down and sale of high-yield securities discussed below.

During 2001, IDS Life of New York recorded pretax losses of $31.0 million to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with IDS Life of New York's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors and to write down certain other investments. Within the Statements of Income, approximately $24.1 million of these losses are included in Net realized losses on investments and approximately $6.9 million are included in Net investment income.

During 2001, IDS Life of New York placed a majority of its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $22.0 million, into a securitization trust. In return, IDS Life of New York received $2.9 million in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $19.1 million. As of December 31, 2003, the retained interests had a carrying value of approximately $16.9 million, of which approximately $12.5 million is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF 99-20.

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Mortgages loans on real estate

At December 31, 2003, approximately 10 percent of IDS Life of New York's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                                                             December 31, 2003           December 31, 2002
(Thousands)                                                               On balance   Funding        On balance    Funding
Region                                                                       sheet   commitments         sheet    commitments
West North Central                                                         $ 12,728     $ 3,850        $ 15,169       $--
East North Central                                                           38,402       5,575          18,951        --
South Atlantic                                                               23,313          --          19,466        --
Middle Atlantic                                                              11,941       2,800          11,363        --
Pacific                                                                      26,213          --           6,346        --
Mountain                                                                     29,395       2,700          28,895        --
New England                                                                   7,272          --           5,603        --
West South Central                                                            3,861         100              --        --
East South Central                                                            6,954          --           7,603        --
                                                                           --------     -------        --------       ---
                                                                            160,079      15,025         113,396        --
Less reserves for losses                                                      1,498          --           1,157        --
                                                                           --------     -------        --------       ---
Total                                                                      $158,581     $15,025        $112,239       $--
                                                                           ========     =======        ========       ===


                                                                             December 31, 2003           December 31, 2002
(Thousands)                                                               On balance   Funding        On balance    Funding
Property type                                                                sheet   commitments         sheet    commitments
Apartments                                                                 $ 42,719     $ 2,100        $ 37,635       $--
Department/retail stores                                                     39,426       9,350          36,571        --
Office buildings                                                             32,303       3,575          16,388        --
Industrial buildings                                                         25,897          --          13,506        --
Nursing/retirement                                                            3,525          --           4,072        --
Mixed Use                                                                     1,394          --              --        --
Hotels/Motels                                                                 2,994          --              --        --
Other                                                                         3,700          --              --        --
Medical buildings                                                             8,121          --           5,224        --
                                                                           --------     -------        --------       ---
                                                                            160,079      15,025         113,396        --
Less reserves for losses                                                      1,498          --           1,157        --
                                                                           --------     -------        --------       ---
Total                                                                      $158,581     $15,025        $112,239       $--
                                                                           ========     =======        ========       ===

Mortgage loan fundings are restricted by state insurance regulatory authority to 80 percent or less of the market value of the real estate at the time of origination of the loan. Mortgage loans are first mortgages on real estate. IDS Life of New York holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2003, 2002 and 2001, IDS Life of New York's investment in impaired loans was $nil, $481 thousand and $nil, respectively.

During 2003, 2002 and 2001, the average recorded investment in impaired loans was $295 thousand, $37 thousand and $nil, respectively.

IDS Life of New York recognized interest income of $nil related to impaired mortgage loans for the years ended December 31, 2003, 2002, and 2001.

The following table presents changes in the reserve for mortgage loan losses:

(Thousands)                                                                               2003          2002           2001
Balance, January 1                                                                      $1,157         $  805          $303
Provision for mortgage loan losses                                                         341            352           502
                                                                                        ------         ------          ----
Balance, December 31                                                                    $1,498         $1,157          $805
                                                                                        ======         ======          ====

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Sources of investment income and realized (losses) gains on investments

Net investment income for the years ended December 31 is summarized as follows:

(Thousands)                                                                              2003          2002           2001
Income on fixed maturity securities                                                    $76,491        $71,665       $69,566
Income on mortgage loans on real estate                                                  8,830          9,483        10,682
Other                                                                                    3,272          3,890          (900)
                                                                                       -------        -------       -------
                                                                                        88,593         85,038        79,348
Less investment expenses                                                                 1,476            862           176
                                                                                       -------        -------       -------
Total                                                                                  $87,117        $84,176       $79,172
                                                                                       =======        =======       =======

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:

(Thousands)                                                                               2003          2002           2001
Fixed maturity securities                                                                $   1        $(8,129)     $(25,924)
Mortgage loans on real estate                                                             (341)          (352)         (502)
Other                                                                                        2             --            --
                                                                                         -----        -------      --------
Total                                                                                    $(338)       $(8,481)     $(26,426)
                                                                                         =====        =======      ========

4. INCOME TAXES

IDS Life of New York qualifies as a life insurance company for federal income tax purposes. As such, IDS Life of New York is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense for the years ended December 31 consists of the following:

(Thousands)                                                                              2003          2002           2001
Federal income taxes:
   Current                                                                             $10,056        $11,383       $ 8,098
   Deferred                                                                              3,870          1,851        (4,763)
                                                                                       -------        -------       -------
                                                                                        13,926         13,234         3,335
State income taxes-current                                                               1,360          1,068         1,350
                                                                                       -------        -------       -------
Income tax expense                                                                     $15,286        $14,302       $ 4,685
                                                                                       =======        =======       =======

Income tax expense differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

(Thousands)                                                 2003                      2002                      2001
                                                   Provision     Rate         Provision    Rate         Provision     Rate
Federal income taxes based on the statutory rate   $16,175         35.0%    $14,467          35.0%       $4,445        35.0%
Tax-excluded interest and dividend income             (803)        (1.7)       (230)         (0.6)         (258)       (2.0)
State tax, net of federal benefit                      884          1.9         694           1.7           878         6.9
Other, net                                            (970)        (2.1)       (629)         (1.5)         (380)       (3.0)
                                                   -------         ----     -------          ----        ------        ----
Total income taxes                                 $15,286         33.1%    $14,302          34.6%       $4,685        36.9%
                                                   =======         ====     =======          ====        ======        ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account". At December 31, 2003, IDS Life of New York had a policyholders' surplus account balance of $798 thousand. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if IDS Life of New York is liquidated. Deferred income tax liabilities related to the policyholders' surplus account of $279 thousand have not been established because no distributions of such amounts are contemplated.

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of IDS Life of New York's deferred income tax assets and liabilities as of December 31 are as follows:

(Thousands)                                                                                             2003           2002
Deferred income tax assets:
   Policy reserves                                                                                    $33,834       $28,533
   Investments                                                                                         12,388        16,334
                                                                                                      -------       -------
Total deferred income tax assets                                                                       46,222        44,867
                                                                                                      -------       -------
Deferred income tax liabilities:
   Deferred policy acquisition costs                                                                   53,251        48,027
   Net unrealized gains, Available-for-Sale securities                                                 16,819        18,925
                                                                                                      -------       -------
Total deferred income tax liabilities                                                                  70,070        66,952
                                                                                                      -------       -------
Net deferred income tax liability                                                                     $23,848       $22,085
                                                                                                      =======       =======

IDS Life of New York is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that IDS Life of New York will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

5. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to IDS Life of New York's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned surplus aggregated $166.4 million, and $160.6 million as of December 31, 2003 and 2002, respectively (see Note 4 with respect to the income tax effect of certain distributions and Note 10 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory-basis net income and surplus).

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of New York adopted the provisions of the revised manual with modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that IDS Life of New York uses to prepare its statutory-basis financial statements. The impact of implementing these changes to IDS Life of New York's statutory-basis capital and surplus as of January 1, 2001 was not significant. Effective January 1, 2002, the state of New York further adopted additional provisions of the revised manual. The impact of implementing these changes to IDS Life of New York's statutory-basis capital and surplus as of January 1, 2002 was an increase of $5.1 million.

6. RELATED PARTY TRANSACTIONS

IDS Life of New York participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. IDS Life of New York's share of the total net periodic pension cost was $30 thousand, $30 thousand, and $26 thousand in 2003, 2002, and 2001, respectively.

IDS Life of New York also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2003, 2002, and 2001 were $145 thousand, $127 thousand, and $48 thousand, respectively.

IDS Life of New York participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 2003, 2002 and 2001 were $nil.

IDS Life of New York has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2003, 2002, and 2001, which are calculated on the basis of commission earnings of the individual financial advisors, were $468 thousand, $199 thousand, and $199 thousand, respectively. Such costs are included in deferred policy acquisition costs.

IDS Life of New York maintains a "Persistency Payment Plan". Under the terms of this plan, financial advisors earn additional compensation based on the volume and persistency of insurance sales. The total costs for the plan for 2003, 2002, and 2001 were $nil. Such costs are included in deferred policy acquisition costs.

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Charges by IDS Life and AEFC for the use of joint facilities, marketing services, technology support and other services aggregated $17.6 million, $23.2 million, and $19.9 million, for 2003, 2002, and 2001, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to IDS Life of New York may not be reflective of expenses that would have been incurred by IDS Life of New York on a stand-alone basis.

Included in other liabilities at December 31, 2003 and 2002 are payables of $1.2 million and $2.2 million respectively, to IDS Life for federal income taxes.

7. LINES OF CREDIT

IDS Life of New York has an available line of credit with AEFC of $25 million. The interest rate for the line of credit is established by reference to various indices plus 20 to 45 basis points depending on the term. There were no borrowings outstanding under this agreement at December 31, 2003 or 2002.

8. COMMITMENTS AND CONTINGENCIES

At December 31, 2003 and 2002, traditional life insurance and universal life-type insurance in force aggregated $7.5 billion and $7.0 billion respectively, of which $1.9 billion and $1.1 billion were reinsured at the respective year ends.

Premiums ceded to reinsurers amounted to $6.3 million, $6.6 million, and $2.6 million for the years ended December 31, 2003, 2002, and 2001, respectively. Recoveries from reinsurers other than IDS Life amounted to $131 thousand, $511 thousand, and $924 thousand for the years ended December 31, 2003, 2002, and 2001, respectively. Reinsurance contracts do not relieve IDS Life of New York from its primary obligations to policyholders.

IDS Life of New York has an agreement to assume a block of extended term life insurance business. The amount of insurance in force related to this agreement was $144.5 million and $163.5 million at December 31, 2003 and 2002, respectively. The accompanying statements of income include premiums of $nil for the years ended December 31, 2003, 2002, and 2001, and a decrease in liabilities for future policy benefits related to this agreement of $1 million for each of the years ended December 31, 2003, 2002 and 2001.

At December 31, 2003, IDS Life of New York had no commitments to purchase investments other than mortgage loan fundings (see Note 3).

IDS Life of New York is involved in a number of legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. IDS Life of New York believes it has meritorious defenses to each of these actions and intends to defend them vigorously. IDS Life of New York believes that it is not a party to, nor are any of its properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

IDS Life of New York discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. The fair value of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2003 and 2002 and require management judgment. These figures may not be indicative of their future values. Management believes the value of excluded assets and liabilities is significant. The fair value of IDS Life of New York, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                    2003                       2002
(Thousands)                                                              Carrying      Fair         Carrying      Fair
Financial Assets                                                          amount       value         amount       value
Available-for-Sale securities:
Fixed maturities                                                        $1,342,994   $1,342,994   $1,256,986   $1,256,986
   Common stocks                                                                 8            8           --           --
Mortgage loans on real estate                                              158,581      166,091      112,239      124,228
Cash and cash equivalents                                                   13,615       13,615       24,106       24,106
Separate account assets                                                  1,443,767    1,443,767    1,136,859    1,136,859
Financial Liabilities
Future policy benefits for fixed annuities                              $  971,122   $  932,821   $  859,659   $  831,393
Separate account liabilities                                             1,246,413    1,201,081      990,689      949,785

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

At December 31, 2003 and 2002, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $98.4 million and $95.8 million, respectively, and policy loans of $4.5 million and $5.0 million, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2003 and 2002. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2003 and 2002.

At December 31, 2003 and 2002, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $197.4 million and $146.2 million, respectively.

10. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

(Thousands)                                                                              2003          2002          2001
Net income, per accompanying financial statements                                     $ 30,928       $ 27,033      $  8,016
Deferred policy acquisition costs                                                      (16,185)       (14,624)       (9,584)
Adjustments of future policy benefit liabilities                                         5,849          8,845        (3,064)
Deferred income tax expense (benefit)                                                    3,870          1,851        (4,763)
Provision (reduction) for losses on investments                                            341            352        (1,314)
Interest maintenance reserves gain/loss transfer and amortization                       (5,343)        (2,178)        5,797
Adjustment to separate account reserves                                                  6,779         (7,940)       (3,636)
Other, net                                                                                (944)          (286)          552
                                                                                      --------       --------     ---------
Statutory-basis net income (loss)                                                     $ 25,295       $ 13,053     $  (7,996)
                                                                                      ========       ========     =========

(Thousands)                                                                              2003          2002          2001
Stockholder's equity, per accompanying financial statements                          $ 367,065      $ 360,049     $ 316,463
Deferred policy acquisition costs                                                     (184,357)      (168,371)     (155,996)
Adjustments of future policy benefit liabilities                                        31,857         21,826         6,165
Deferred income tax liabilities                                                         59,129         58,381         3,782
Asset valuation reserve                                                                 (7,349)        (8,112)      (11,195)
Adjustments of separate account liabilities                                             56,516         49,737        57,677
Adjustments of investments to amortized cost                                           (52,048)       (57,035)       (7,094)
Premiums due, deferred and in advance                                                    1,187          1,317         1,383
Deferred revenue liability                                                               4,584          4,901         5,102
Reserves for mortgage loan losses                                                        1,498          1,157           805
Non-admitted assets                                                                    (32,265)       (31,642)       (2,772)
Interest maintenance reserve                                                            (5,007)           337         2,515
Other, net                                                                             (22,161)       (19,644)      (12,911)
                                                                                     ---------      ---------     ---------
Statutory-basis capital and surplus                                                  $ 218,649      $ 212,901     $ 203,924
                                                                                     =========      =========     =========

                                                                 S-6336 A (4/04)

PART C.

Item 24. Financial Statements and Exhibits

(a)      Financial Statements included in Part B of this Registration Statement.

          IDS Life of New York  Accounts 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16,
          17, 18 and 19:

                Report of Independent Auditors dated March 19, 2004. Statements of Assets and Liabilities at Dec. 31, 2003. Statements of Operations for the year ended Dec. 31, 2003. Statements of Changes in Net Assets for the year ended Dec. 31, 2003 and year ended Dec. 31, 2002.
                Notes to Financial Statements.

         IDS Life Insurance Company of New York:

                Report of Independent Auditors dated January 26, 2004.
                Balance Sheets at Dec. 31, 2003 and 2002.
                Statements of Operations for the years ended Dec. 31, 2003, 2002, and 2001.
                Statements of Cash Flows for the years ended Dec. 31, 2003, 2002, and 2001.
                Statements of Stockholder's Equity for the years ended Dec. 31, 2003, 2002, and 2001.
                Notes to Financial Statements.

(b)      Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of IDS Life of New York dated November 12, 1981, filed electronically as
         Exhibit 1.1 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

1.2 Resolution of the Executive Committee of the Board of Directors of IDS Life of New York establishing Account 9 on Feb. 12, 1986, filed electronically as Exhibit 1.2 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS Life Insurance Company of New York establishing Accounts 10 and 11 on Oct. 8, 1991, filed electronically as Exhibit 1.3 to Post-Effective Amendment No. 10 to Registration Statement No. 33-4174 is incorporated herein by reference.

1.4 Consent in Writing in Lieu of Meeting of Board of Directors of IDS Life Insurance Company of New York establishing Accounts 12, 13 and 14 on April 17, 1996, filed electronically as Exhibit 1.4 to Post-Effective Amendment No. 13 to Registration Statement No. 33-4174, is incorporated herein by reference.

1.5 Consent in Writing in Lieu of Meeting of Board of Directors of IDS Life Insurance Company of New York establishing Accounts 15, 16, 17, 18 and 19 on March 29, 2001 is filed electronically as Exhibit 1.5 to Post-Effective Amendment No. 18 to Registration Statement No. 33-4174, is incorporated herein by reference.

2.       Not applicable.

3. Form of Variable Annuity and Life Insurance Distribution Agreement, filed electronically as Exhibit 3 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

4.1 Copy of form of Qualified Deferred Annuity Contract (form 39192), filed electronically as Exhibit 4.1 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

4.2 Copy of form of Non-Qualified Deferred Annuity Contract (form 39191), filed electronically as Exhibit 4.2 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

4.3 Copy of form of Deferred Annuity Contract (IRA) (form 39192 IRA), filed electronically as Exhibit 4.3 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

5. Copy of Form of Application for IDS Flexible Annuity Contract of New York, filed electronically as Exhibit 5.2 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

6.1 Revised Charter of IDS Life of New York dated April, 1992, filed electronically as Exhibit 6.1 to Post-Effective Amendment No. 10 to Registration Statement No. 33-4174 is incorporated herein by reference.

6.2 Amended and Restated By-Laws of IDS Life Insurance Company of New York, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 20 to Registration Statement No. 33-4174 is incorporated herein by reference.

7.       Not applicable.

8.1(a) Copy of Participation Agreement by and among Wells Fargo Variable Trust and IDS Life Insurance Company of New York and Stephens Inc. dated May 1, 2000, filed electronically as Exhibit 8.15 to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.1(b) Copy of Participation Agreement by and among IDS Life Insurance Company of New York, American Express Financial Advisors Inc., Alliance
         Capital Management L.P. and Alliance Fund Distributors dated March 1, 2000 filed electronically as Exhibit 8.1(b) to Post-Effective Amendment No. 20 to Registration Statement No. 33-4174 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, filed electronically herewith.

10.      Consent of Independent Auditors, filed electronically herewith.

11.      None.

12.      Not applicable.

13. Schedule for computation of each performance quotation filed electronically as Exhibit 13 to Post-Effective Amendment No. 13 to Registration Statement No. 33-4174, is incorporated herein by reference.

14.      Not applicable.

15. Power of Attorney to sign amendments to this Registration Statement dated April 15, 2004 is filed electronically herewith.

Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)



Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)
         --------------------------------------------------------------------------------

Name                                  Principal Business Address                Positions and Offices with Depositor
------------------------------------- ----------------------------------------- -------------------------------------

Gumer C. Alvero                       1765  AXP Financial Center                Director and Vice President - Annuities
                                      Minneapolis, MN  55474

Timothy V. Bechtold                   249 AXP Financial Center                  Director, President and Chief
                                      Minneapolis, MN  55474                    Executive Officer

Walter S. Berman                                                                Vice President and Treasurer


Maureen A. Buckley                    20 Madison Ave. Extension                 Director, Vice President, Chief
                                      Albany, NY  12203                         Operating Officer, Consumer Affairs
                                                                                Officer, Claims Officer and Money Laundering
                                                                                Prevention Officer

Rodney P. Burwell                     Xerxes Corporation                        Director
                                      7901 Xerxes Ave. So.
                                      Minneapolis, MN 55431-1253

Robert R. Grew                        Carter, Ledyard & Milburn                 Director
                                      2 Wall Street
                                      New York, NY 10005-2072

Ronald L. Guzior                                                                Director

Lorraine R. Hart                      53643 AXP Financial Center                Vice President - Investments
                                      Minneapolis, MN  55474

Carol A. Holton                       1114 AXP Financial Center                 Director and Vice President - Third
                                      Minneapolis, MN  55474                    Party Distribution

Michelle M. Keeley                                                              Vice President - Investments

Jean B. Keffeler                      3424 Zenith Ave. So.                      Director
                                      Minneapolis, MN  55416

Eric L. Marhoun                       50605 AXP Financial Center                General Counsel and
                                      Minneapolis, MN  55474                    Secretary

Thomas R. McBurney                    4900 IDS Center                           Director
                                      80 South Eighth Street
                                      Minneapolis, MN 55402

Jeryl A. Millner                                                                Controller


Mary Ellyn Minenko                    50607 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Thomas W. Murphy                                                                Vice President - Investments

Thomas V. Nicolosi                    American Express Financial Advisors Inc.  Director
                                      Suite 220
                                      500 Mamaroneck Avenue
                                      Harrison, NY  10528

Stephen P. Norman                     5009 World Financial Center               Director
                                      200 Vesey Street
                                      New York, NY 10285-5009

Teresa J. Rasmussen                   50605 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Richard M. Starr                      World Financial Center                    Director
                                      200 Vesey Street
                                      New York, NY 10285

Michael R. Woodward                   32 Ellicot St                             Director
                                      Suite 100
                                      Batavia, NY  14020


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage, LLC                                                 Delaware
     Advisory Quantitive Equity (General Partner) LLC                                   Delaware
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Bank, FSB                                                         Federal
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency                                Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     Boston Equity General Partner LLC                                                  Delaware
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah, Inc.                                                 Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Investors Syndicate Development Corporation - NV                                   Nevada
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware
     Realty Assets, Inc.                                                                Nebraska
     Securities America Financial Corporation                                           Nebraska
     Securities America Inc.                                                            Delaware
     Securities America Advisors, Inc.                                                  Nebraska

Item 27. Number of Contractowners

                On March 31, 2004, there were 11,086 qualified contracts and 7,765 non-qualified contracts in IDS Life of New York Accounts 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18 and 19.

Item 28.          Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California  Tax-Exempt  Trust;  AXP Dimensions  Series,  Inc.; AXP
          Discovery  Series,  Inc.;  AXP Equity  Series,  Inc.; AXP Fixed Income
          Series,  Inc.; AXP Global Series,  Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield  Tax-Exempt  Series,  Inc.;  AXP Income  Series,  Inc.; AXP
          International  Series,  Inc.; AXP Investment Series, Inc.; AXP Managed
          Series,  Inc.;  AXP Market  Advantage  Series,  Inc.; AXP Money Market
          Series,  Inc.; AXP Partners Series,  Inc.; AXP Partners  International
          Series,  Inc.; AXP Progressive Series,  Inc.; AXP Sector Series, Inc.;
          AXP Selected Series,  Inc.; AXP Special  Tax-Exempt  Series Trust; AXP
          Stock Series,  Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust;  Income Trust;  Tax-Free  Income Trust;  World Trust;  American
          Express Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with
         Business Address*                              Underwriter

         Gumer C. Alvero                                Vice President - General
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -
                                                        Retirement Services and
                                                        Asset Management Group

         John M. Baker                                  Vice President - Chief
                                                        Client Service Officer

         Dudley Barksdale                               Vice President - Service
                                                        Development

         Timothy V. Bechtold                            Vice President -
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President and Chief
                                                        Financial Officer

         Walter S. Berman                               Senior Vice President

         Robert C. Bloomer                              Vice President - Technologies III

         Leslie H. Bodell                               Vice President - Technologies I

         Rob Bohli                                      Group Vice President -
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -
         61 South Paramus Road                          New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ  07652

         Bruce J. Bordelon                              Group Vice President -
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Randy L. Boser                                 Vice President - Mutual Fund
                                                        Business Development

         Kenneth J. Ciak                                Vice President and
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Martin T. Cole                                 Group Vice President - Southwest

         Paul A. Connolly                               Vice President - RL HR/US Retail

         James M. Cracchiolo                            Director, Chairman of the Board
                                                        and Chief Executive Officer

         Colleen Curran                                 Vice President and
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President - Employee
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Paul James Dolan                               Vice President - CAO Product Sales

         Kenneth Dykman                                 Group Vice President -
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         William V. Elliot                              Vice President - Financial
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace
                                                        Education and Planning Services

         Gordon M. Fines                                Vice President - Senior
                                                        Portfolio Manager I

         Giunero Floro                                  Vice President - Creative
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage
                                                        Clearing Operations

         Jeffrey P. Fox                                 Vice President - Investment
                                                        Accounting

         Barbara H. Fraser                              Executive Vice President -
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President - CAO - AEFA
                                                        Investment Management

         Gary W. Gassmann                               Group Vice President -
         2677 Central Park Boulevard                    Detroit Metro
         Suite 350
         Southfield, MN  48076

         John C. Greiber                                Group Vice President -
                                                        Minnesota/Iowa

         Steven Guida                                   Vice President -
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President - Fixed Income
                                                        Investments Administration
                                                        Officer

         Janis K. Heaney                                Vice President -
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President -
         Suite 150                                      Advisor Group
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                                   Group Vice President -
         655 Metro Place South                          Ohio Valley
         Suite 570
         Dublin, OH  43017

         David X. Hockenberry                           Group Vice President -
         830 Crescent Centre Drive                      Mid South
         Suite 490
         Franklin, TN  37067-7217

         Carol A. Holton                                Vice President - Third
                                                        Party Distribution

         Debra A. Hutchinson                            Vice President - Technologies I

         Diana R. Iannarone                             Group Vice President -
         3030 N.W. Expressway                           Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -
         6000 Freedom Square Drive                      Steel Cities
         Suite 300
         Cleveland, OH  44131

         James M. Jensen                                Vice President -
                                                        Compensation and Licensing
                                                        Services

         Jody M. Johnson                                Group Vice President -
                                                        Twin Cities Metro

         Nancy Jones                                    Vice President - Advisor
                                                        Marketing

         William A. Jones                               Vice President - Technologies III

         John C. Junek                                  Senior Vice President and
                                                        General Counsel

         Ora J. Kaine                                   Vice President -
                                                        Retail Distribution Services

         Michelle M. Keeley                             Senior Vice President -
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -
         Suite 250                                      Northern Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Strategic
                                                        Initiatives

         Christopher J. Kopka                           Money Laundering Prevention
                                                        Officer

         Mitre Kutanovski                               Group Vice President -
         125 South Wacker Drive                         Chicago Metro
         Suite 1550
         Chicago, IL  60606

         Lori J. Larson                                 Vice President - Advisor
                                                        Field Force Growth and
                                                        Retention

         Daniel E. Laufenberg                           Vice President and Chief
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - General
                                                        Manager Platinum Financial
                                                        Services

         Catherine M. Libbe                             Vice President - Marketing
                                                        & Product Services

         Diane D. Lyngstad                              Vice President - Comp and
                                                        Licensing Services

         Thomas A. Mahowald                             Vice President and Director of
                                                        Equity Research

         Timothy J. Masek                               Vice President -
                                                        Fixed Income Research

         Mark T. McGannon                               Vice President and General
                                                        Manager - Products Sales

         Brian J. McGrane                               Vice President - LFO Finance

         Dean O. McGill                                 Group Vice President -
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Managed and
                                                        Brokerage Products

         Timothy S. Meehan                              Secretary

         Penny Meier                                    Vice President - Business
                                                        Transformation/Six Sigma

         Paula R. Meyer                                 Senior Vice President and
                                                        General Manager - Mutual Funds

         Holly Morris                                   Senior Vice President -
                                                        Technologies

         Rebecca Nash                                   Vice President - Service
                                                        Operations

         Roger Natarnjan                                Vice President - Finance

         Thomas V. Nicolosi                             Group Vice President -
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -
         Commerce Center One                            Southern New England
         333 East River
         Hartford, CT  06108-4200

         Francois B. Odouard                            Vice President - Brokerage

         Michael J. O'Keefe                             Vice President -
                                                        Advisory Business Systems

         Kristi L. Petersen                             Vice President - ONE Account
                                                        and Cash

         John G. Poole                                  Group Vice President -
         14755 North Outer Forty Road                   Gateway/Springfield
         Suite 500
         Chesterfield, MO  63017

         Larry M. Post                                  Group Vice President -
         2 Constitution Plaza                           New England
         Charlestown, MA  02129

         Teresa J. Rasmussen                            Vice President and
                                                        Assistant General Counsel


         Michael J. Rearden                             Group Vice President -
                                                        Southern Florida

         Ralph D. Richardson III                        Group Vice President -
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         ReBecca K. Roloff                              Senior Vice President -
                                                        GFS

         Maximillian G. Roth                            Group Vice President -
         1400 Lombardi Avenue                           Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI  54304

         Russell L. Scalfano                            Group Vice President -
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Strategy
                                                        and Planning

         Mark E. Schwarzmann                            Senior Vice President -
                                                        Insurance and Annuities

         Gary A. Scott                                  Vice President - Client
                                                        Acquisition Marketing  and
                                                        Services

         Jacqueline M. Sinjem                           Vice President - Plan
                                                        Sponsor Services

         Albert L. Soule                                Group Vice President -
         6925 Union Park Center                         Western Frontier
         Suite 200
         Midvale, UT  84047

         Bridget Sperl                                  Senior Vice President -
                                                        Client Service Organization

         Paul J. Stanislaw                              Group Vice President -
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92614

         Lisa A. Steffes                                Vice President -
                                                        Marketing Officer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller
                                                        and Treasurer

         Caroline Stockdale-Boon                        Senior Vice President -
                                                        Human Resources

         Jeffrey J. Stremcha                            Vice President - Technologies I

         John T. Sweeney                                Vice President - Lead Financial
                                                        Officer, Products Group

         Joe Sweeney                                    Senior Vice President,
                                                        General Manager - U.S. Brokerage
                                                        and Membership Banking

         Craig P. Taucher                               Group Vice President -
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -
         188 106th Avenue NE                            Pacific Northwest
         Suite 640
         Bellevue, WA  98004-5902

         William F. "Ted" Truscott                      Senior Vice President -
                                                        Chief Investment Officer

         George F. Tsafaridis                           Vice President - Quality &
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Ramanathan Venkatabamanan                      Vice President - Technologies III

         Peter S. Velardi                               Senior Vice President -
                                                        Field Management

         Andrew O. Washburn                             Vice President -
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and
                                                        Chief Compliance Officer

         Phil Wentzel                                   Vice President - Finance

         Jeffrey A. Williams                            Senior Vice President -
                                                        Cross-Sell/Strategic
                                                        Management

         William J. Williams                            Senior Vice President -
                                                        Field Management

         Dianne L. Wilson                               Vice President - Insurance
                                                        Operations

         Gayle W. Winfree                               Group Vice President -
                                                        Delta States

         Michael D. Wolf                                Vice President - Equity Senior
                                                        Portfolio Manager

         Abraham L. Wons                                Vice President - Investments Risk
                                                        Management

         Michael R. Woodward                            Senior Vice President -
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020


* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.


(c)

                                Net Underwriting

         Name of Principal              Discounts and     Compensation on       Brokerage

         Underwriter                     Commissions         Redemption        Commissions      Compensation
         ------------------              -----------         ----------        -----------      ------------
         American Express Financial       $2,433,623            None             None              None
         Advisors Inc.

Item 30.  Location of Accounts and Records

                  IDS Life Insurance Company of New York
                  20 Madison Avenue Extension
                  Albany, NY  12203

Item 31.  Management Services

                  Not applicable.

Item 32.  Undertakings

          (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

          (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to IDS Life of New York Contract Owner Service at the address or phone number listed in the prospectus.

          (d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1988).Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

          (e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant, certifies that it meets the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 28th day of April, 2004.




         IDS LIFE ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18 and 19
                                  (Registrant)

                    By IDS Life Insurance Company of New York
                    -----------------------------------------
                                    (Sponsor)

                    By /s/ Timothy V. Bechtold*
                    ---------------------------
                           Timothy V. Bechtold
                           President and Chief Executive Officer


As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2004.

Signature                              Title

/s/  Gumer C. Alvero*                  Director and Vice President - Annuities
-----------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*              Director, President and Chief
-----------------------------          Executive Officer
     Timothy V. Bechtold               (Chief Executive Officer)

/s/  Maureen A. Buckley*               Director, Vice President, Chief Operating
-----------------------------          Officer, Consumer Affairs Officer, Claims
     Maureen A. Buckley                Officer and Money Laundering Officer

/s/  Rodney P. Burwell*                Director
-----------------------------
     Rodney P. Burwell

/s/  Robert R. Grew*                   Director
-----------------------------
     Robert R. Grew

/s/  Ronald L. Guzior*                 Director
-----------------------------
     Ronald L. Guzior

/s/  Carol A. Holton*                  Director and Vice President - Third Party
-----------------------------          Distribution
     Carol A. Holton

/s/  Jean B. Keffeler*                 Director
-----------------------------
     Jean B. Keffeler

/s/  Jeryl A. Millner*                 Vice President and Controller
-----------------------------          (Principal Financial Officer)
     Jeryl A. Millner                  (Principal Accounting Officer)

/s/  Thomas R. McBurney*               Director
-----------------------------
     Thomas R. McBurney

Signature                              Title


/s/  Thomas V. Nicolosi*               Director
-----------------------------
     Thomas V. Nicolosi

/s/  Stephen P. Norman*                Director
-----------------------------
     Steven P. Norman

/s/  Richard M. Starr*                 Director
-----------------------------
     Richard M. Starr

/s/  Michael R. Woodward*              Director
-----------------------------
     Michael R. Woodward


* Signed pursuant to Power of Attorney dated April 15, 2004, filed electronically herewith as Exhibit 15 to Registrant's Post-Effective Amendment No. 21, by:



/s/ Mary Ellyn Minenko
-------------------------
    Mary Ellyn Minenko

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 21

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

        The prospectus.

Part B.

        Statement of Additional Information.

        Financial Statements.

Part C.

        Other Information.

        The signatures.

Exhibits.